OCTOBER 31, 1997

                                     ANNUAL
                                     REPORT

                                  RETAIL CLASS

                                EMERGING GROWTH
                                      FUND



                              NOTICE TO INVESTORS

-Shares of Portico Funds:

 - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

 - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks, including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.


TABLE OF CONTENTS
                                                                  Page(s)
SHAREOWNER LETTER...................................................1-2
PORTICO EMERGING GROWTH FUND........................................4-5
STATEMENT OF ASSETS AND LIABILITIES..................................6
STATEMENT OF OPERATIONS..............................................6
STATEMENT OF CHANGES IN NET ASSETS...................................7
FINANCIAL HIGHLIGHTS.................................................8
SCHEDULE OF INVESTMENTS.............................................9-10
NOTES TO THE FINANCIAL STATEMENTS..................................11-12
REPORT OF INDEPENDENT ACCOUNTANTS....................................13



                                                                  December, 1997

DEAR SHAREOWNER:

INVESTMENT REVIEW

Investors enjoyed strong financial market returns over the past year. Inflation was subdued, unemployment fell to its lowest level in a generation and consumer confidence soared. We witnessed a change in stock market leadership during the year as small and midcap stocks outperformed large cap stocks in the second half. This trend should continue as earnings growth slows for big companies and valuations improve for small and midcap stocks.

The year's stock market advance was bumpy, with significant declines in March, August and October. For the year, the Dow Jones Industrial Average rose over 1400 points, rewarding those investors who "stayed the course." The market's roller coaster ride was most unsettling in October. Responding to financial turmoil in Southeast Asia, the Dow plunged 556 points on October 27th, the largest single-day point decline in history. Then, to make things interesting, the market set another record the next day, rising 337 points. The bond market also got into the volatility act as the yield on the 30-year U.S. Treasury bond gyrated between 6.13% and 7.17% during the year.

IT'S TIME, NOT TIMING

We believe the best advice for times like these is "it's time, not timing." In volatile markets, our consistent approach to investing, featuring our structured fixed income and growth-at-a-reasonable-price equity management styles, is especially attractive. For our investors, it's reassuring to know we offer investment strategies with no hidden surprises.

Along with an eventful year in the markets, we were busy evaluating the Portico Family of Funds. We made several enhancements to the Portico lineup during the year. These enhancements include:

- A pure midcap stock focus for Portico Special Growth Fund.
- A new small cap stock fund, Portico Emerging Growth Fund, launched August 15, 1997.
- A name change for Portico MidCore Growth Fund. The new name, Portico Growth Fund, reflects the Fund's new focus on large cap stocks.
- A new sub-adviser and a move from passive to active management for Portico International Equity Fund.
- A new balanced fund, Portico Balanced Income Fund, launched December 1, 1997.

For more complete information about these funds, please obtain a prospectus and read it carefully before you invest or send money.

A NAME CHANGE FOR PORTICO FUNDS: FIRSTAR FUNDS

As previously announced, we will change our name to Firstar Funds on February 1, 1998. Changing our name allows us to take advantage of the Firstar identity in markets where Firstar has a presence. This also eliminates confusion over the relationship between Firstar and Portico. Again, we want to emphasize, THIS IN NO WAY AFFECTS HOW YOUR FUNDS ARE MANAGED. It's a change in name only. Once the name change takes effect, you can expect all sales materials, shareowner communications, newspaper listings and our web site to carry the new Firstar Funds name.

MARKET OUTLOOK

Before looking ahead, let's revisit our economic and market forecast from last year's annual report. We're pleased to report we got most of the important trends right. We correctly anticipated a sooner-than-expected balanced Federal budget and we accurately forecast a stronger-than-expected American consumer. While our forecast of 5% nominal growth for the U.S. economy was right on, we underestimated "real" (inflation-adjusted) growth and overestimated inflation.

Corporate profits were better than we expected, especially for the "mega" companies that dominate the S&P 500 Stock Index. We underestimated Corporate America's ability to continuously improve productivity, enabling profit margins to expand despite today's competitive, no-pricing-power, global marketplace. Strong profit growth and low inflation led to higher stock returns than we expected, although at the time, we felt rather bold forecasting an above-average year for the market. Bond market total returns were below our forecast, although investors earned historically high real yields, thanks to low inflation.
Looking ahead, our forecast for 1998 includes the following:

-Pacific Rim economic activity will decline while their devalued currencies make their exports cheaper and limit the ability of U.S. firms to raise prices.

-The Asian "wave of deflation" will offset inflation pressures from rising wages and higher capacity utilization in the U.S.

-Further U.S. economic expansion will require strong job and consumer spending growth to offset weakness in the government, healthcare and foreign trade sectors.

-The Federal budget will be balanced in 1998 due to higher-than-forecast tax receipts and continued spending restraint.

-Moderate economic growth and low inflation will persist through 1998 with a 3% inflation-adjusted gain in gross domestic product (GDP) and a 2% rise in consumer prices (CPI).

-Despite solid economic underpinnings, the financial markets will experience above-average volatility.

-Due to lower-than-expected inflation, real yields for fixed income investments will remain at the upper end of their historical range.

-Long-term interest rates will decline gradually as a balanced Federal budget reduces the supply of bonds and high real yields attract investors whipsawed by stock market volatility.

-With household liquidity at a record $1.6 trillion, cash flow into the stock market will be robust.
-The U.S. stock market will be the world's market of choice in 1998.

-Stock market returns will be above-average in 1998. History shows a 15% average annual return for stocks in years when inflation is low (+2-5% gain in CPI) with 1966 the last year the market declined in a low inflation environment.

-S&P 500 companies will earn $48 per share in profits for 1998, yielding a twelve month price target for the Index in the 1000 to 1100 range, up 10-20% from October 31, 1997 levels.

-Small and midcap stocks will outperform as earnings gains for large and mega-sized multinational companies slow, prompting investors to place higher valuations on faster growing small and medium-sized domestically-focused companies.

IN SUMMARY

Inflation is the single most important variable in the outlook for stock and bond market returns. Intense global competition, improved productivity through technology and restrained growth in government should keep the inflation genie "bottled up." Prospects for further financial market gains are bright. Just remember, patience and perseverance win the investment marathon.

We appreciate your continued confidence in the Portico Family of Funds and urge you to read the following portfolio reviews.


<PHOTO>                                                <PHOTO>
J. SCOTT HARKNESS, CFA                                 MARY ELLEN STANEK, CFA
Chairman/Chief                                         President
Investment Officer
Firstar Investment Research & Management Company, LLC



This page intentionally left blank.



                              EMERGING GROWTH FUND

The newest member of the Portico Family, Portico Emerging Growth Fund seeks capital appreciation through investments in securities of small-sized companies with stock market capitalizations between $250 million and $2 billion. The Fund's current weighted average market capitalization is $920 million, in line with its designated benchmark, the S&P SmallCap 600 Index. The Fund's +3.1% (no-load) return since August 15, 1997, compares to a 5.6% return for the S&P SmallCap 600 Index and a 5.6% return for the Wilshire Next 1750 index during the same time period.

The Fund ended the fiscal year with a weighted average market value of $920 million and a 1998 price-to-earnings ratio of 18X. The estimated earnings growth of the Fund's holdings is over 30% which is significantly higher than the expected earnings growth for companies that comprise the S&P SmallCap 600 Index despite the similar price-to-earnings ratios.

Portfolio holdings which have performed well thus far include Sofamor Danek (a producer of spinal cage devices), Enhance Financial Services (a municipal bond reinsurer), and Mastech (an information technology solutions provider). Laggards include ECI Telecom (an Israeli based telecommunications equipment provider) and National Data (a credit card processing company). See page 9 for a complete listing of portfolio holdings.

As earnings growth slows for big companies, valuations should improve for small and midcap stocks. As such, we are optimistic about Portico Emerging Growth Fund and look forward to providing our shareowners with attractive growth opportunities in the future. We appreciate your interest in Portico Emerging Growth Fund.


PORTFOLIO MANAGER PROFILE
-------------------------------------------------------------------------------
Todd Krieg, CFA, JD, Senior Vice President and Senior Portfolio Manager of Firstar Investment Research & Management Company, LLC (FIRMCO) and Matthew D'Attilio, CFA, Vice President and Portfolio Manager co-manage the Fund - since its inception August 15, 1997. Todd has been with Firstar since 1992 and has five years of investment management experience. He received his BA from Williams College in 1983 and a JD from Georgetown University in 1989. Matt has been with Firstar since 1993 and has four years of investment management experience. He received his BA from Bowdoin College in 1993. Todd and Matt are both Chartered Financial Analysts.


                                      8/15/97       10/97
                                      -------       -----
PORTICO EMERGING GROWTH
  FUND - A - NO LOAD                   10,000      10,310

PORTICO EMERGING GROWTH
  FUND - A - LOAD                       9,600       9,894

S&P 500 STOCK INDEX                    10,000      10,187

S&P SMALLCAP 600 INDEX                 10,000      10,558

WILSHIRE NEXT 1750 INDEX               10,000      10,564


This chart assumes an initial investment of $10,000 made on 8/15/97 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.


                         CUMULATIVE RATE OF RETURN (%)
                       FOR PERIOD ENDED OCTOBER 31, 1997

                                            Since Inception
                                                8/15/97
                                                -------
PORTICO EMERGING GROWTH FUND - A - NO LOAD        3.1
PORTICO EMERGING GROWTH FUND - A - LOAD          (1.1)
S&P SMALLCAP 600 INDEX*                           5.6
WILSHIRE NEXT 1750 INDEX**                        5.6
S&P 500 STOCK INDEX***                            1.9


* The S&P SmallCap 600 Index is a capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

** The Wilshire Next 1750 Index is an unmanaged index which shows the next largest 1,750 companies after the Top 750 of the Wilshire 5000 Stock Index.

*** The S&P 500 Stock Index is an index of an unmanaged group of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

An investment cannot be made directly in an index.

Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

TOP 5 HOLDINGS 10/31/97
----------------------------------------
SOFAMOR DANEK GROUP, INC.           4.4%
NATIONAL DATA CORPORATION           3.3%
ECI TELECOMMUNICATIONS, LIMITED     3.2%
PETCO ANIMAL SUPPLIES, INC.         3.2%
QUORUM HEALTH GROUP, INC.           3.2%

Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.


TOTAL FUND NET ASSETS 10/31/97
----------------------------------------
$53,398,972


EMERGING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1997


ASSETS:
  Investments, at value (Cost $51,497)         $ 52,370
  Income receivable                                  44
  Capital shares sold                               605
  Receivable for securities sold                    562
  Other assets                                       23
                                               --------

     Total Assets                                53,604
                                               --------

LIABILITIES:
  Payable for securities purchased                  100
  Capital shares redeemed                            22
  Payable to affiliates                              63
  Accrued expenses and other liabilities             20
                                               --------

     Total Liabilities                              205
                                               --------

NET ASSETS                                     $ 53,399
                                               ========

NET ASSETS CONSIST OF:
  Capital stock                                $ 52,103
  Undistributed net investment income               117
  Undistributed accumulated net realized gains      306
  Unrealized net appreciation on investments        873
                                               --------

     Total Net Assets                          $ 53,399
                                               ========

SERIES A:
  Net assets                                   $  5,355
  Shares authorized ($.0001 par value)          500,000
  Shares issued and outstanding                     519
  Net asset value and redemption price
     per share <F1>                              $10.31
                                                 ======
  Maximum offering price per share <F1>          $10.74
                                                 ======

SERIES INSTITUTIONAL:
  Net assets                                   $ 48,044
  Shares authorized ($.0001 par value)          500,000
  Shares issued and outstanding                   4,659
  Net asset value, redemption price
     and offering price per share <F1>           $10.31
                                                 ======

<F1> Amounts may not recalculate due to rounding.



STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
AUGUST 15, 1997<F2> THROUGH OCTOBER 31, 1997


INVESTMENT INCOME:
  Dividend income                                $    5
  Interest income                                   203
                                               --------
                                                    208
                                               --------

EXPENSES:
  Investment advisory fees                           74
  Administration fees                                11
  Shareowner servicing and accounting costs          12
  Service organization fees - Series A                2
  Custody fees                                        6
  Federal and state registration fees                14
  Professional fees                                   4
  Reports to shareowners                              1
  Amortization of organization costs                  1
  Directors' fees and expenses                        1
  Other                                               1
                                               --------

  Total expenses before waiver                      127
     Less: Waiver of expenses                      (36)
                                               --------

     Net Expenses                                    91
                                               --------

NET INVESTMENT INCOME                               117
                                               --------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                  306
  Change in unrealized appreciation
     on investments                                 873
                                               --------

     Net gain on investments                      1,179
                                               --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                      $1,296
                                               ========

<F2> Commencement of operations.

See notes to the financial statements.


EMERGING GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                         August 15, 1997<F1>
                                               through
                                           October 31, 1997
                                           ----------------

OPERATIONS:
  Net investment income                            $117
  Net realized gain on investments                  306
  Change in unrealized appreciation
     on investments                                 873
                                               --------
  Net increase in net assets resulting
     from operations                              1,296
                                               --------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                    52,281
  Shares issued to owners in
     reinvestment of dividends                        -
  Shares redeemed                                 (178)
                                               --------
  Net increase                                   52,103
                                               --------

DISTRIBUTIONS TO
  SERIES A SHAREOWNERS:
  From net investment income                          -
  From net realized gains                             -
                                               --------
                                                      -
                                               --------
DISTRIBUTIONS TO
  SERIES INSTITUTIONAL SHAREOWNERS:
  From net investment income                          -
  From net realized gains                             -
                                               --------
                                                      -
                                               --------

TOTAL INCREASE IN NET ASSETS                     53,399

NET ASSETS:
  Beginning of period                                 -
                                               --------
  End of period (including undistributed
     net investment income of $117)             $53,399
                                               ========

<F1> Commencement of operations.

See notes to the financial statements.


EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
                                          August 15, 1997<F1>
                                                through
                                           October 31, 1997
                                           ----------------
                                     Series A     Series Institutional
                                     --------     --------------------
Per Share Data:
Net asset value,
  beginning of period                 $10.00             $10.00

Income from investment operations:
  Net investment income                 0.02               0.02
  Net realized and unrealized
     gains on securities                0.29               0.29
                                      ------             ------
  Total from investment operations      0.31               0.31
                                      ------             ------

Less distributions:
  Dividends from net investment income     -                  -
  Distributions from capital gains         -                  -
                                      ------             ------
  Total distributions                      -                  -
                                      ------             ------

Net asset value, end of period        $10.31             $10.31
                                      ======             ======

Total return <F2><F3>                  3.10%              3.10%

Supplemental data and ratios:
  Net assets, in thousands, end
     of period                        $5,355            $48,044
  Ratio of net expenses to average
     net assets <F4>                   1.15%              0.90%
  Ratio of net investment income
     to average net assets <F4>        0.93%              1.18%

  Portfolio turnover rate <F2><F5>    14.51%             14.51%
  Average commission rate paid <F5>  $0.0493            $0.0493


<F1> Commencement of operations.
<F2> Not annualized.
<F3> The total return calculation does not reflect the 4% front-end sales charge for Series A.
<F4> Annualized.
<F5> Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to the financial statements.


EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997

  Number                                                      Market
    of                                                        Value
  Shares                                                  (in thousands)
  ------                                                  -------------

            COMMON STOCKS 83.0%
            BUSINESS MACHINES & SOFTWARE 1.3%
    13,800  National Instruments Corporation*                $   628
     1,500  Remedy Corporation*                                   71
                                                             -------
                                                                 699
                                                             -------

            BUSINESS SERVICES 10.2%
    18,100  ABR Information Services, Inc.*                      425
    11,000  American Business Information, Inc. - Class A*       115
    11,000  American Business Information, Inc. - Class B*       143
    34,400  BA Merchant Services, Inc. - Class A*                514
    13,500  Danka Business Systems PLC ADR                       499
    21,800  F.Y.I. Incorporated*                                 561
    42,300  Mastech Corporation*                               1,401
    48,100  National Data Corporation                          1,777
                                                             -------
                                                               5,435
                                                             -------

            COMPUTERS 1.9%
    16,800  CDW Computer Centers, Inc.*                        1,042
                                                             -------

            DATA PROCESSING 3.1%
    83,400  Axciom Corporation*                                1,371
     5,400  CCC Information Services Group Inc.*                 101
     1,800  CSG Systems International, Inc.*                      71
     7,000  Metromail Corporation*                               139
                                                             -------
                                                               1,682
                                                             -------

            ELECTRICAL EQUIPMENT 1.8%
    25,000  Cable Design Technologies*                           981
                                                             -------

            ELECTRONICS 4.0%
    37,400  BMC Industries, Inc.                               1,204
    43,200  Gemstar International Group Limited*                 956
                                                             -------
                                                               2,160
                                                             -------

            ENTERTAINMENT & LEISURE 0.5%
     6,300  Cinar Films, Inc. - Class B*                         245
                                                             -------

            FINANCIAL SERVICES 0.9%
    11,800  Medallion Financial Corp.                            248
     5,100  SEI Investments Company                              217
                                                             -------
                                                                 465
                                                             -------

            HEALTH CARE SERVICES & SUPPLIES 12.1%
    57,000  Ballard Medical Products                           1,286
     7,400  Cooper Companies, Inc.*                              265
    28,800  Gulf South Medical Supply, Inc.*                     950
     3,000  National Surgery Centers, Inc.*                       75
    65,550  Quorum Health Group, Inc.*                         1,590
    41,500  Rural/Metro Corporation*                           1,442
     7,400  Henry Schein, Inc.*                                  243
    32,400  Twinlab Corporation*                                 616
                                                             -------
                                                               6,467
                                                             -------





  Number                                                      Market
    of                                                        Value
  Shares                                                  (in thousands)
  ------                                                  -------------

            INDUSTRIAL DISTRIBUTION 2.1%
    10,600  Barnett, Inc.*                                    $  219
     8,400  Hughes Supply, Inc.                                  293
    14,200  MSC Industrial Direct Co., Inc. - Class A*           591
                                                             -------
                                                               1,103
                                                             -------

            INSURANCE 9.0%
     9,950  W.R. Berkley Corporation                             409
    34,900  Chartwell Re Corporation                           1,130
     9,300  CMAC Investment Corporation                          509
     8,400  Delphi Financial Group, Inc.*                        346
    20,000  Enhance Financial Services Group, Inc.             1,056
     5,300  Financial Security Assurance Holdings Ltd.           231
    13,600  Terra Nova (Bermuda) Holdings Ltd.                   352
    27,700  United Wisconsin Services, Inc.                      770
                                                             -------
                                                               4,803
                                                             -------

            MEDICAL INSTRUMENTS 8.0%
    13,400  Hologic, Inc.*                                       343
    22,600  Mentor Corporation                                   823
    16,900  Physio-Control International Corporation*            269
    34,100  Sofamor Danek Group, Inc.*                         2,349
    22,000  VISX, Inc.*                                          503
                                                             -------
                                                               4,287
                                                             -------

            OIL & GAS - DOMESTIC 2.2%
    13,800  Pogo Producing Company                               499
    26,060  Swift Energy Company*                                676
                                                             -------
                                                               1,175
                                                             -------

            OIL & GAS SERVICES 1.5%
    16,700  Seitel, Inc.*                                        787
                                                             -------

            POLLUTION CONTROL 4.3%
     6,600  Newpark Resources, Inc.*                             274
    86,200  Philip Services Corp.*                             1,509
    21,400  Tetra Technologies, Inc.*                            494
                                                             -------
                                                               2,277
                                                             -------

            PUBLISHING-PERIODICALS 0.5%
    12,600  The Petersen Companies, Inc.*                        249
                                                             -------

            RETAIL 11.9%
       500  Casey's General Stores, Inc.                          12
    56,000  Eagle Hardware & Garden, Inc.*                       952
    52,900  Goody's Family Clothing, Inc.*                     1,385
    26,900  The Men's Wearhouse, Inc.*                         1,042
    54,700  Petco Animal Supplies, Inc.*                       1,682
    43,200  Stein Mart, Inc.*                                  1,264
                                                             -------
                                                               6,337
                                                             -------

See notes to the financial statements.


EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997
(UNAUDITED)

  Number                                                      Market
    of                                                        Value
  Shares                                                  (in thousands)
  ------                                                  -------------

            SCHOOLS 1.1%
    13,500  Sylvan Learning Systems, Inc.*                   $  568
                                                            -------

            SOFTWARE 1.9%
    28,100  HNC Software, Inc.*                               1,040
                                                            -------

            TELECOMMUNICATIONS EQUIPMENT 3.2%
    61,900  ECI Telecommunications Limited                    1,710
                                                            -------

            TEXTILES & APPAREL 1.5%
    36,500  Wolverine World Wide, Inc.                          803
                                                            -------

            Total Common Stock (Cost $43,509)                44,315
                                                            -------

            PREFERRED STOCK 1.7%
            COMMUNICATIONS COMPANIES 1.7%
        19  US WEST Communications Group                        888
                                                            -------

            Total Preferred Stock (Cost $821)                   888
                                                            -------

    Number
   of Shares
(in thousands)
 ------------

            SHORT-TERM INVESTMENTS 13.4%
            INVESTMENT COMPANIES 7.0%
     1,657  Financial Square Prime Obligation Fund            1,657
     2,110  Short-Term Investments Co. Liquid
               Assets Portfolio                               2,110
                                                            -------

            Total Investment Companies (Cost $3,767)          3,767
                                                            -------

   Principal                                                 Market
    Amount                                                   Value
(in thousands)                                           (in thousands)
 ------------                                             ------------

            VARIABLE RATE DEMAND NOTES 6.4%
    $1,700  Warner-Lambert Co.                              $ 1,700
     1,700  Johnson Controls, Inc.                            1,700
                                                            -------

            Total Variable Rate Demand Notes (Cost $3,400)    3,400
                                                            -------

            Total Short-Term Investments (Cost $7,167)        7,167
                                                            -------

            Total Investments (Cost $51,497) 98.1%           52,370
                                                            -------

            Other Assets, less Liabilities 1.9%               1,029
                                                            -------

            TOTAL NET ASSETS 100.0%                         $53,399
                                                            =======

            * Non-income producing

See notes to the financial statements.


EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
   Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Emerging Growth Fund (the "Fund") is a separate, diversified investment portfolio of the Company. The Fund commenced operations on August 15, 1997. The objective of the Emerging Growth Fund is capital appreciation through investments in securities of small companies.

   The costs, in thousands, incurred in connection with the organization, initial registration and public offering of shares, aggregating $21, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

   The Company has issued two classes of Fund shares: Series A and Series Institutional. The Series A shares are subject to a 0.25% service organization fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 4% of the offering price or 4.16% of the net asset value. Each class of shares has identical rights and privileges except with respect to service organization fees paid by Series A shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available, and other assets are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to distribute substantially all of its taxable income to shareowners. The Fund intends to continue to so comply in future years.


c) Income and Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory, administration and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

d) Distributions to Shareowners - Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared at least annually.

e) When-Issued Securities - The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash, cash equivalents, or other high-quality liquid securities in an amount at least equal to the amount of outstanding commitments for when-issued securities.

f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareowner transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent reporting and tax differences be reclassified.


3. CAPITAL SHARE TRANSACTIONS
   Transactions in capital shares for the Fund, in thousands, were as follows:

August 15, 1997 through October 31, 1997:

                          Series A          Series Institutional
                      Amount    Shares       Amount       Shares
                      ------    ------       ------       ------
Shares sold           $5,403      525       $46,878        4,670
Shares redeemed         (60)      (6)         (118)         (11)
                      ------      ---       -------        -----
Net increase          $5,343      519       $46,760        4,659
                      ======      ===       =======        =====

4. INVESTMENT TRANSACTIONS
   Purchases and sales of securities for the period August 15, 1997 through October 31, 1997 (excluding short-term investments), in thousands, aggregated $47,790 and $3,766, respectively.

   At October 31, 1997, gross unrealized appreciation and depreciation of investments for federal tax purposes, in thousands, were as follows:

Appreciation                                  $2,754
(Depreciation)                               (1,889)
                                             -------
Net unrealized appreciation on investments      $865
                                                ====

At October 31, 1997, the cost of investments, in thousands, for federal income tax purposes was $51,505.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Fund has entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. For the period ended October 31, 1997, $28 in advisory fees, in thousands, were voluntarily waived for the Fund.

   Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

   The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the period ended October 31, 1997, $28 of administration fees, in thousands, were voluntarily waived for the Fund.

   The Company has entered into Servicing Agreements with certain Service Organizations, including FIRMCO affiliates, for the Series A class of shares. The Service Organizations are entitled to receive fees from the Fund up to an annual rate of 0.25% of the average daily net asset value of the Series A Shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Fund Series A Shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Fund; and providing information periodically to customers showing their positions in Fund Series A shares. Service Organization fees, in thousands, incurred by the Fund aggregated $2 for the period ended October 31, 1997.

   Each director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Fund maintains its proportionate share of the Company's liability for deferred fees.




REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREOWNERS OF THE PORTICO EMERGING GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico Emerging Growth Fund (one of the portfolios of Portico Funds, Inc. (the "Fund")) at October 31, 1997, the results of its operations for the period from August 15, 1997 (commencement of operations) through October 31, 1997, the changes in its net assets and its financial highlights for the period from August 15, 1997 through October 31, 1997, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/S/ Price Waterhouse, LLP

Milwaukee, Wisconsin
December 9, 1997

-PORTICO FUNDS ARE AVAILABLE THROUGH:

 - the Portico Funds Center,

 - Investment Specialists who are registered representatives of Firstar Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,

 - and through selected shareholder organizations.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.



                             TO OPEN AN ACCOUNT OR
                              REQUEST INFORMATION
                                 1-800-982-8909
                                 1-414-287-3710

                            FOR ACCOUNT BALANCES AND
                               INVESTOR SERVICES
                                 1-800-228-1024
                                 1-414-287-3808

                              PORTICO FUNDS CENTER
                            615 EAST MICHIGAN STREET
                                 P.O. BOX 3011
                            MILWAUKEE, WI 53201-3011

                                                              FORM 40-0204 12/97
xxxxx

                                OCTOBER 31, 1997

                                     ANNUAL
                                     REPORT

                              INSTITUTIONAL CLASS

                                EMERGING GROWTH
                                      FUND



                              NOTICE TO INVESTORS

-Shares of Portico Funds:

 - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

 - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks, including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.


TABLE OF CONTENTS
                                                                  Page(s)
SHAREOWNER LETTER...................................................1-2
PORTICO EMERGING GROWTH FUND........................................4-5
STATEMENT OF ASSETS AND LIABILITIES..................................6
STATEMENT OF OPERATIONS..............................................6
STATEMENT OF CHANGES IN NET ASSETS...................................7
FINANCIAL HIGHLIGHTS.................................................8
SCHEDULE OF INVESTMENTS.............................................9-10
NOTES TO THE FINANCIAL STATEMENTS..................................11-12
REPORT OF INDEPENDENT ACCOUNTANTS....................................13


                                                                  December, 1997
DEAR SHAREOWNER:

INVESTMENT REVIEW

Investors enjoyed strong financial market returns over the past year. Inflation was subdued, unemployment fell to its lowest level in a generation and consumer confidence soared. We witnessed a change in stock market leadership during the year as small and midcap stocks outperformed large cap stocks in the second half. This trend should continue as earnings growth slows for big companies and valuations improve for small and midcap stocks.

The year's stock market advance was bumpy, with significant declines in March, August and October. For the year, the Dow Jones Industrial Average rose over 1400 points, rewarding those investors who "stayed the course." The market's roller coaster ride was most unsettling in October. Responding to financial turmoil in Southeast Asia, the Dow plunged 556 points on October 27th, the largest single-day point decline in history. Then, to make things interesting, the market set another record the next day, rising 337 points. The bond market also got into the volatility act as the yield on the 30-year U.S. Treasury bond gyrated between 6.13% and 7.17% during the year.

IT'S TIME, NOT TIMING

We believe the best advice for times like these is "it's time, not timing." In volatile markets, our consistent approach to investing, featuring our structured fixed income and growth-at-a-reasonable-price equity management styles, is especially attractive. For our investors, it's reassuring to know we offer investment strategies with no hidden surprises.

Along with an eventful year in the markets, we were busy evaluating the Portico Family of Funds. We made several enhancements to the Portico lineup during the year. These enhancements include:

- A pure midcap stock focus for Portico Special Growth Fund.

- A new small cap stock fund, Portico Emerging Growth Fund, launched August 15, 1997.

- A name change for Portico MidCore Growth Fund. The new name, Portico Growth Fund, reflects the Fund's new focus on large cap stocks.

- A new sub-adviser and a move from passive to active management for Portico International Equity Fund.

- A new balanced fund, Portico Balanced Income Fund, launched December 1, 1997.

For more complete information about these funds, please obtain a prospectus and read it carefully before you invest or send money.

A NAME CHANGE FOR PORTICO FUNDS: FIRSTAR FUNDS

As previously announced, we will change our name to Firstar Funds on February 1, 1998. Changing our name allows us to take advantage of the Firstar identity in markets where Firstar has a presence. This also eliminates confusion over the relationship between Firstar and Portico. Again, we want to emphasize, THIS IN NO WAY AFFECTS HOW YOUR FUNDS ARE MANAGED. It's a change in name only. Once the name change takes effect, you can expect all sales materials, shareowner communications, newspaper listings and our web site to carry the new Firstar Funds name.

MARKET OUTLOOK

Before looking ahead, let's revisit our economic and market forecast from last year's annual report. We're pleased to report we got most of the important trends right. We correctly anticipated a sooner-than-expected balanced Federal budget and we accurately forecast a stronger-than-expected American consumer. While our forecast of 5% nominal growth for the U.S. economy was right on, we underestimated "real" (inflation-adjusted) growth and overestimated inflation.

Corporate profits were better than we expected, especially for the "mega" companies that dominate the S&P 500 Stock Index. We underestimated Corporate America's ability to continuously improve productivity, enabling profit margins to expand despite today's competitive, no-pricing-power, global marketplace. Strong profit growth and low inflation led to higher stock returns than we expected, although at the time, we felt rather bold forecasting an above-average year for the market. Bond market total returns were below our forecast, although investors earned historically high real yields, thanks to low inflation.
Looking ahead, our forecast for 1998 includes the following:

-Pacific Rim economic activity will decline while their devalued currencies make their exports cheaper and limit the ability of U.S. firms to raise prices.

-The Asian "wave of deflation" will offset inflation pressures from rising wages and higher capacity utilization in the U.S.

-Further U.S. economic expansion will require strong job and consumer spending growth to offset weakness in the government, healthcare and foreign trade sectors.

-The Federal budget will be balanced in 1998 due to higher-than-forecast tax receipts and continued spending restraint.

-Moderate economic growth and low inflation will persist through 1998 with a 3% inflation-adjusted gain in gross domestic product (GDP) and a 2% rise in consumer prices (CPI).

-Despite solid economic underpinnings, the financial markets will experience above-average volatility.

-Due to lower-than-expected inflation, real yields for fixed income investments will remain at the upper end of their historical range.

-Long-term interest rates will decline gradually as a balanced Federal budget reduces the supply of bonds and high real yields attract investors whipsawed by stock market volatility.

-With household liquidity at a record $1.6 trillion, cash flow into the stock market will be robust.

-The U.S. stock market will be the world's market of choice in 1998.

-Stock market returns will be above-average in 1998. History shows a 15% average annual return for stocks in years when inflation is low (+2-5% gain in CPI) with 1966 the last year the market declined in a low inflation environment.

-S&P 500 companies will earn $48 per share in profits for 1998, yielding a twelve month price target for the Index in the 1000 to 1100 range, up 10-20% from October 31, 1997 levels.

-Small and midcap stocks will outperform as earnings gains for large and mega-sized multinational companies slow, prompting investors to place higher valuations on faster growing small and medium-sized domestically-focused companies.

IN SUMMARY

Inflation is the single most important variable in the outlook for stock and bond market returns. Intense global competition, improved productivity through technology and restrained growth in government should keep the inflation genie "bottled up." Prospects for further financial market gains are bright. Just remember, patience and perseverance win the investment marathon.

We appreciate your continued confidence in the Portico Family of Funds and urge you to read the following portfolio reviews.

<PHOTO>                                                 <PHOTO>
J. SCOTT HARKNESS, CFA                                  MARY ELLEN STANEK, CFA
Chairman/Chief                                          President
Investment Officer
Firstar Investment Research & Management Company, LLC

This page intentionally left blank.


                              EMERGING GROWTH FUND

The newest member of the Portico Family, Portico Emerging Growth Fund seeks capital appreciation through investments in securities of small-sized companies with stock market capitalizations between $250 million and $2 billion. The Fund's current weighted average market capitalization is $920 million, in line with its designated benchmark, the S&P SmallCap 600 Index. The Fund's +3.1% return since August 15, 1997 compares to a 5.6% return for the S&P SmallCap 600 Index and a 5.6% return for the Wilshire Next 1750 index during the same time period.

The Fund ended the fiscal year with a weighted average market value of $920 million and a 1998 price-to-earnings ratio of 18X. The estimated earnings growth of the Fund's holdings is over 30% which is significantly higher than the expected earnings growth for companies that comprise the S&P SmallCap 600 Index despite the similar price-to-earnings ratios.

Portfolio holdings which have performed well thus far include Sofamor Danek (a producer of spinal cage devices), Enhance Financial Services (a municipal bond reinsurer), and Mastech (an information technology solutions provider). Laggards include ECI Telecom (an Israeli based telecommunications equipment provider) and National Data (a credit card processing company). See page 9 for a complete listing of portfolio holdings.

As earnings growth slows for big companies, valuations should improve for small and midcap stocks. As such, we are optimistic about Portico Emerging Growth Fund and look forward to providing our shareowners with attractive growth opportunities in the future. We appreciate your interest in Portico Emerging Growth Fund.

<PHOTO>                  <PHOTO>
TODD KRIEG, CFA          MATTHEW D'ATTILIO, CFA


PORTFOLIO MANAGER PROFILE
----------------------------------------------------------------------------
TODD KRIEG, CFA, JD, Senior Vice President and Senior Portfolio Manager of Firstar Investment Research & Management Company, LLC (FIRMCO) and MATTHEW D'ATTILIO, CFA, Vice President and Portfolio Manager co-manage the Fund - since its inception August 15, 1997. Todd has been with Firstar since 1992 and has five years of investment management experience. He received his BA from Williams College in 1983 and a JD from Georgetown University in 1989. Matt has been with Firstar since 1993 and has four years of investment management experience. He received his BA from Bowdoin College in 1993. Todd and Matt are both Chartered Financial Analysts.


                                      8/15/97       10/97
                                      -------       -----
PORTICO EMERGING GROWTH FUND           10,000      10,310
S&P 500 STOCK INDEX                    10,000      10,187
S&P SMALLCAP 600 INDEX                 10,000      10,558
WILSHIRE NEXT 1750 INDEX               10,000      10,564

This chart assumes an initial investment of $10,000 made on 8/15/97 (inception). Per form ance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past perform ance is not predictive of future performance. Investment return and principal value will fluc tuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                         CUMULATIVE RATE OF RETURN (%)
                       FOR PERIOD ENDED OCTOBER 31, 1997

                                               Since Inception
                                                   8/15/97
                                                   -------
PORTICO EMERGING GROWTH FUND                         3.1
S&P SMALLCAP 600 INDEX*                              5.6
WILSHIRE NEXT 1750 INDEX**                           5.6
S&P 500 STOCK INDEX***                               1.9

* The S&P SmallCap 600 Index is a capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

** The Wilshire Next 1750 Index is an unmanaged index which shows the next largest 1,750 companies after the Top 750 of the Wilshire 5000 Stock Index.

*** The S&P 500 Stock Index is an index of an unmanaged group of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

An investment cannot be made directly in an index.

Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

TOP 5 HOLDINGS 10/31/97
---------------------------------------------
SOFAMOR DANEK GROUP, INC.                4.4%
NATIONAL DATA CORPORATION                3.3%
ECI TELECOMMUNICATIONS, LIMITED          3.2%
PETCO ANIMAL SUPPLIES, INC.              3.2%
QUORUM HEALTH GROUP, INC.                3.2%

Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/97
---------------------------------------------
$53,398,972



EMERGING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1997


ASSETS:
  Investments, at value (Cost $51,497)         $ 52,370
  Income receivable                                  44
  Capital shares sold                               605
  Receivable for securities sold                    562
  Other assets                                       23
                                               --------

     Total Assets                                53,604
                                               --------

LIABILITIES:
  Payable for securities purchased                  100
  Capital shares redeemed                            22
  Payable to affiliates                              63
  Accrued expenses and other liabilities             20
                                               --------

     Total Liabilities                              205
                                               --------

NET ASSETS                                     $ 53,399
                                               ========

NET ASSETS CONSIST OF:
  Capital stock                                $ 52,103
  Undistributed net investment income               117
  Undistributed accumulated net realized gains      306
  Unrealized net appreciation on investments        873
                                               --------

     Total Net Assets                          $ 53,399
                                               ========

SERIES A:
  Net assets                                   $  5,355
  Shares authorized ($.0001 par value)          500,000
  Shares issued and outstanding                     519
  Net asset value and redemption price
     per share <F1>                              $10.31
                                                 ======
  Maximum offering price per share <F1>          $10.74
                                                 ======

SERIES INSTITUTIONAL:
  Net assets                                   $ 48,044
  Shares authorized ($.0001 par value)          500,000
  Shares issued and outstanding                   4,659
  Net asset value, redemption price
     and offering price per share <F1>           $10.31
                                                 ======

<F1> Amounts may not recalculate due to rounding.



STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
AUGUST 15, 1997<F2> THROUGH OCTOBER 31, 1997


INVESTMENT INCOME:
  Dividend income                                $    5
  Interest income                                   203
                                               --------
                                                    208
                                               --------

EXPENSES:
  Investment advisory fees                           74
  Administration fees                                11
  Shareowner servicing and accounting costs          12
  Service organization fees - Series A                2
  Custody fees                                        6
  Federal and state registration fees                14
  Professional fees                                   4
  Reports to shareowners                              1
  Amortization of organization costs                  1
  Directors' fees and expenses                        1
  Other                                               1
                                               --------

  Total expenses before waiver                      127
     Less: Waiver of expenses                      (36)
                                               --------

     Net Expenses                                    91
                                               --------

NET INVESTMENT INCOME                               117
                                               --------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                  306
  Change in unrealized appreciation
     on investments                                 873
                                               --------

     Net gain on investments                      1,179
                                               --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                      $1,296
                                               ========

<F2> Commencement of operations.

See notes to the financial statements.


EMERGING GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                         August 15, 1997<F1>
                                               through
                                           October 31, 1997
                                           ----------------

OPERATIONS:
  Net investment income                            $117
  Net realized gain on investments                  306
  Change in unrealized appreciation
     on investments                                 873
                                               --------
  Net increase in net assets resulting
     from operations                              1,296
                                               --------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                    52,281
  Shares issued to owners in
     reinvestment of dividends                        -
  Shares redeemed                                 (178)
                                               --------
  Net increase                                   52,103
                                               --------

DISTRIBUTIONS TO
  SERIES A SHAREOWNERS:
  From net investment income                          -
  From net realized gains                             -
                                               --------
                                                      -
                                               --------
DISTRIBUTIONS TO
  SERIES INSTITUTIONAL SHAREOWNERS:
  From net investment income                          -
  From net realized gains                             -
                                               --------
                                                      -
                                               --------

TOTAL INCREASE IN NET ASSETS                     53,399

NET ASSETS:
  Beginning of period                                 -
                                               --------
  End of period (including undistributed
     net investment income of $117)             $53,399
                                               ========

<F1> Commencement of operations.

See notes to the financial statements.


EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
                                          August 15, 1997<F1>
                                                through
                                           October 31, 1997
                                           ----------------
                                     Series A     Series Institutional
                                     --------     --------------------
Per Share Data:
Net asset value,
  beginning of period                 $10.00             $10.00

Income from investment operations:
  Net investment income                 0.02               0.02
  Net realized and unrealized
     gains on securities                0.29               0.29
                                      ------             ------
  Total from investment operations      0.31               0.31
                                      ------             ------

Less distributions:
  Dividends from net investment income     -                  -
  Distributions from capital gains         -                  -
                                      ------             ------
  Total distributions                      -                  -
                                      ------             ------

Net asset value, end of period        $10.31             $10.31
                                      ======             ======

Total return <F2><F3>                  3.10%              3.10%

Supplemental data and ratios:
  Net assets, in thousands, end
     of period                        $5,355            $48,044
  Ratio of net expenses to average
     net assets <F4>                   1.15%              0.90%
  Ratio of net investment income
     to average net assets <F4>        0.93%              1.18%

  Portfolio turnover rate <F2><F5>    14.51%             14.51%
  Average commission rate paid <F5>  $0.0493            $0.0493


<F1> Commencement of operations.
<F2> Not annualized.
<F3> The total return calculation does not reflect the 4% front-end sales charge for Series A.
<F4> Annualized.
<F5> Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to the financial statements.


EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997

  Number                                                      Market
    of                                                        Value
  Shares                                                  (in thousands)
  ------                                                  -------------

            COMMON STOCKS 83.0%
            BUSINESS MACHINES & SOFTWARE 1.3%
    13,800  National Instruments Corporation*                $   628
     1,500  Remedy Corporation*                                   71
                                                             -------
                                                                 699
                                                             -------

            BUSINESS SERVICES 10.2%
    18,100  ABR Information Services, Inc.*                      425
    11,000  American Business Information, Inc. - Class A*       115
    11,000  American Business Information, Inc. - Class B*       143
    34,400  BA Merchant Services, Inc. - Class A*                514
    13,500  Danka Business Systems PLC ADR                       499
    21,800  F.Y.I. Incorporated*                                 561
    42,300  Mastech Corporation*                               1,401
    48,100  National Data Corporation                          1,777
                                                             -------
                                                               5,435
                                                             -------

            COMPUTERS 1.9%
    16,800  CDW Computer Centers, Inc.*                        1,042
                                                             -------

            DATA PROCESSING 3.1%
    83,400  Axciom Corporation*                                1,371
     5,400  CCC Information Services Group Inc.*                 101
     1,800  CSG Systems International, Inc.*                      71
     7,000  Metromail Corporation*                               139
                                                             -------
                                                               1,682
                                                             -------

            ELECTRICAL EQUIPMENT 1.8%
    25,000  Cable Design Technologies*                           981
                                                             -------

            ELECTRONICS 4.0%
    37,400  BMC Industries, Inc.                               1,204
    43,200  Gemstar International Group Limited*                 956
                                                             -------
                                                               2,160
                                                             -------

            ENTERTAINMENT & LEISURE 0.5%
     6,300  Cinar Films, Inc. - Class B*                         245
                                                             -------

            FINANCIAL SERVICES 0.9%
    11,800  Medallion Financial Corp.                            248
     5,100  SEI Investments Company                              217
                                                             -------
                                                                 465
                                                             -------

            HEALTH CARE SERVICES & SUPPLIES 12.1%
    57,000  Ballard Medical Products                           1,286
     7,400  Cooper Companies, Inc.*                              265
    28,800  Gulf South Medical Supply, Inc.*                     950
     3,000  National Surgery Centers, Inc.*                       75
    65,550  Quorum Health Group, Inc.*                         1,590
    41,500  Rural/Metro Corporation*                           1,442
     7,400  Henry Schein, Inc.*                                  243
    32,400  Twinlab Corporation*                                 616
                                                             -------
                                                               6,467
                                                             -------





  Number                                                      Market
    of                                                        Value
  Shares                                                  (in thousands)
  ------                                                  -------------

            INDUSTRIAL DISTRIBUTION 2.1%
    10,600  Barnett, Inc.*                                    $  219
     8,400  Hughes Supply, Inc.                                  293
    14,200  MSC Industrial Direct Co., Inc. - Class A*           591
                                                             -------
                                                               1,103
                                                             -------

            INSURANCE 9.0%
     9,950  W.R. Berkley Corporation                             409
    34,900  Chartwell Re Corporation                           1,130
     9,300  CMAC Investment Corporation                          509
     8,400  Delphi Financial Group, Inc.*                        346
    20,000  Enhance Financial Services Group, Inc.             1,056
     5,300  Financial Security Assurance Holdings Ltd.           231
    13,600  Terra Nova (Bermuda) Holdings Ltd.                   352
    27,700  United Wisconsin Services, Inc.                      770
                                                             -------
                                                               4,803
                                                             -------

            MEDICAL INSTRUMENTS 8.0%
    13,400  Hologic, Inc.*                                       343
    22,600  Mentor Corporation                                   823
    16,900  Physio-Control International Corporation*            269
    34,100  Sofamor Danek Group, Inc.*                         2,349
    22,000  VISX, Inc.*                                          503
                                                             -------
                                                               4,287
                                                             -------

            OIL & GAS - DOMESTIC 2.2%
    13,800  Pogo Producing Company                               499
    26,060  Swift Energy Company*                                676
                                                             -------
                                                               1,175
                                                             -------

            OIL & GAS SERVICES 1.5%
    16,700  Seitel, Inc.*                                        787
                                                             -------

            POLLUTION CONTROL 4.3%
     6,600  Newpark Resources, Inc.*                             274
    86,200  Philip Services Corp.*                             1,509
    21,400  Tetra Technologies, Inc.*                            494
                                                             -------
                                                               2,277
                                                             -------

            PUBLISHING-PERIODICALS 0.5%
    12,600  The Petersen Companies, Inc.*                        249
                                                             -------

            RETAIL 11.9%
       500  Casey's General Stores, Inc.                          12
    56,000  Eagle Hardware & Garden, Inc.*                       952
    52,900  Goody's Family Clothing, Inc.*                     1,385
    26,900  The Men's Wearhouse, Inc.*                         1,042
    54,700  Petco Animal Supplies, Inc.*                       1,682
    43,200  Stein Mart, Inc.*                                  1,264
                                                             -------
                                                               6,337
                                                             -------

See notes to the financial statements.


EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997
(UNAUDITED)

  Number                                                      Market
    of                                                        Value
  Shares                                                  (in thousands)
  ------                                                  -------------

            SCHOOLS 1.1%
    13,500  Sylvan Learning Systems, Inc.*                   $  568
                                                            -------

            SOFTWARE 1.9%
    28,100  HNC Software, Inc.*                               1,040
                                                            -------

            TELECOMMUNICATIONS EQUIPMENT 3.2%
    61,900  ECI Telecommunications Limited                    1,710
                                                            -------

            TEXTILES & APPAREL 1.5%
    36,500  Wolverine World Wide, Inc.                          803
                                                            -------

            Total Common Stock (Cost $43,509)                44,315
                                                            -------

            PREFERRED STOCK 1.7%
            COMMUNICATIONS COMPANIES 1.7%
        19  US WEST Communications Group                        888
                                                            -------

            Total Preferred Stock (Cost $821)                   888
                                                            -------

    Number
   of Shares
(in thousands)
 ------------

            SHORT-TERM INVESTMENTS 13.4%
            INVESTMENT COMPANIES 7.0%
     1,657  Financial Square Prime Obligation Fund            1,657
     2,110  Short-Term Investments Co. Liquid
               Assets Portfolio                               2,110
                                                            -------

            Total Investment Companies (Cost $3,767)          3,767
                                                            -------

   Principal                                                 Market
    Amount                                                   Value
(in thousands)                                           (in thousands)
 ------------                                             ------------

            VARIABLE RATE DEMAND NOTES 6.4%
    $1,700  Warner-Lambert Co.                              $ 1,700
     1,700  Johnson Controls, Inc.                            1,700
                                                            -------

            Total Variable Rate Demand Notes (Cost $3,400)    3,400
                                                            -------

            Total Short-Term Investments (Cost $7,167)        7,167
                                                            -------

            Total Investments (Cost $51,497) 98.1%           52,370
                                                            -------

            Other Assets, less Liabilities 1.9%               1,029
                                                            -------

            TOTAL NET ASSETS 100.0%                         $53,399
                                                            =======

            * Non-income producing

See notes to the financial statements.


EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
   Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Emerging Growth Fund (the "Fund") is a separate, diversified investment portfolio of the Company. The Fund commenced operations on August 15, 1997. The objective of the Emerging Growth Fund is capital appreciation through investments in securities of small companies.

   The costs, in thousands, incurred in connection with the organization, initial registration and public offering of shares, aggregating $21, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

   The Company has issued two classes of Fund shares: Series A and Series Institutional. The Series A shares are subject to a 0.25% service organization fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 4% of the offering price or 4.16% of the net asset value. Each class of shares has identical rights and privileges except with respect to service organization fees paid by Series A shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available, and other assets are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to distribute substantially all of its taxable income to shareowners. The Fund intends to continue to so comply in future years.

c) Income and Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory, administration and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

d) Distributions to Shareowners - Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared at least annually.

e) When-Issued Securities - The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash, cash equivalents, or other high-quality liquid securities in an amount at least equal to the amount of outstanding commitments for when-issued securities.

f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareowner transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent reporting and tax differences be reclassified.


3. CAPITAL SHARE TRANSACTIONS
   Transactions in capital shares for the Fund, in thousands, were as follows:

August 15, 1997 through October 31, 1997:

                          Series A          Series Institutional
                      Amount    Shares       Amount       Shares
                      ------    ------       ------       ------
Shares sold           $5,403      525       $46,878        4,670
Shares redeemed         (60)      (6)         (118)         (11)
                      ------      ---       -------        -----
Net increase          $5,343      519       $46,760        4,659
                      ======      ===       =======        =====

4. INVESTMENT TRANSACTIONS
   Purchases and sales of securities for the period August 15, 1997 through October 31, 1997 (excluding short-term investments), in thousands, aggregated $47,790 and $3,766, respectively.

   At October 31, 1997, gross unrealized appreciation and depreciation of investments for federal tax purposes, in thousands, were as follows:

Appreciation                                  $2,754
(Depreciation)                               (1,889)
                                             -------
Net unrealized appreciation on investments      $865
                                                ====

At October 31, 1997, the cost of investments, in thousands, for federal income tax purposes was $51,505.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Fund has entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. For the period ended October 31, 1997, $28 in advisory fees, in thousands, were voluntarily waived for the Fund.

   Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

   The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the period ended October 31, 1997, $28 of administration fees, in thousands, were voluntarily waived for the Fund.

   The Company has entered into Servicing Agreements with certain Service Organizations, including FIRMCO affiliates, for the Series A class of shares. The Service Organizations are entitled to receive fees from the Fund up to an annual rate of 0.25% of the average daily net asset value of the Series A Shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Fund Series A Shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Fund; and providing information periodically to customers showing their positions in Fund Series A shares. Service Organization fees, in thousands, incurred by the Fund aggregated $2 for the period ended October 31, 1997.

   Each director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Fund maintains its proportionate share of the Company's liability for deferred fees.




REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREOWNERS OF THE PORTICO EMERGING GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico Emerging Growth Fund (one of the portfolios of Portico Funds, Inc. (the "Fund")) at October 31, 1997, the results of its operations for the period from August 15, 1997 (commencement of operations) through October 31, 1997, the changes in its net assets and its financial highlights for the period from August 15, 1997 through October 31, 1997, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/S/ Price Waterhouse, LLP

Milwaukee, Wisconsin
December 9, 1997

-PORTICO FUNDS ARE AVAILABLE THROUGH:

 - the Portico Funds Center,

 - Investment Specialists who are registered representatives of Firstar Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,

 - and through selected shareholder organizations.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.



                             TO OPEN AN ACCOUNT OR
                              REQUEST INFORMATION
                                 1-800-982-8909
                                 1-414-287-3710

                            FOR ACCOUNT BALANCES AND
                               INVESTOR SERVICES
                                 1-800-228-1024
                                 1-414-287-3808

                              PORTICO FUNDS CENTER
                            615 EAST MICHIGAN STREET
                                 P.O. BOX 3011
                            MILWAUKEE, WI 53201-3011

                                                              FORM 40-0205 12/97

XXXXX

                                OCTOBER 31,  1997

                                     ANNUAL
                                     REPORT


                                  RETAIL CLASS

                                 PORTICO FUNDS

                                    MICROCAP


                            FUND NOTICE TO INVESTORS


-Shares of Portico Funds:

 - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

 - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks, including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.


TABLE OF CONTENTS
                                                                  Page(s)
SHAREOWNER LETTER...................................................1-2
PORTICO MICROCAP FUND...............................................4-5
STATEMENT OF ASSETS AND LIABILITIES..................................6
STATEMENT OF OPERATIONS..............................................6
STATEMENT OF CHANGES IN NET ASSETS...................................7
FINANCIAL HIGHLIGHTS.................................................8
SCHEDULE OF INVESTMENTS.............................................9-10
NOTES TO THE FINANCIAL STATEMENTS..................................11-12
REPORT OF INDEPENDENT ACCOUNTANTS....................................13


                                                                   December 1997
DEAR SHAREOWNER:

INVESTMENT REVIEW

Investors enjoyed strong financial market returns over the past year. Inflation was subdued, unemployment fell to its lowest level in a generation and consumer confidence soared. We witnessed a change in stock market leadership during the year as small and midcap stocks outperformed large cap stocks in the second half. This trend should continue as earnings growth slows for big companies and valuations improve for small and midcap stocks.

The year's stock market advance was bumpy, with significant declines in March, August and October. For the year, the Dow Jones Industrial Average rose over 1400 points, rewarding those investors who "stayed the course." The market's roller coaster ride was most unsettling in October. Responding to financial turmoil in Southeast Asia, the Dow plunged 556 points on October 27th, the largest single-day point decline in history. Then, to make things interesting, the market set another record the next day, rising 337 points. The bond market also got into the volatility act as the yield on the 30-year U.S. Treasury bond gyrated between 6.13% and 7.17% during the year.

IT'S TIME, NOT TIMING

We believe the best advice for times like these is "it's time, not timing." In volatile markets, our consistent approach to investing, featuring our structured fixed income and growth-at-a-reasonable-price equity management styles, is especially attractive. For our investors, it's reassuring to know we offer investment strategies with no hidden surprises.

Along with an eventful year in the markets, we were busy evaluating the Portico Family of Funds. We made several enhancements to the Portico lineup during the year. These enhancements include:

-A pure midcap stock focus for Portico Special Growth Fund.

-A new small cap stock fund, Portico Emerging Growth Fund, launched August 15,
 1997.

-A name change for Portico MidCore Growth Fund. The new name, Portico Growth
 Fund, reflects the Fund's new focus on large cap stocks.

-A new sub-adviser and a move from passive to active management for Portico
 International Equity Fund.

-A new balanced fund, Portico Balanced Income Fund, launched December 1, 1997. For more complete information about these funds, please obtain a prospectus and read it carefully before you invest or send money.

A NAME CHANGE FOR PORTICO FUNDS: FIRSTAR FUNDS

As previously announced, we will change our name to Firstar Funds on February 1, 1998. Changing our name allows us to take advantage of the Firstar identity in markets where Firstar has a presence. This also eliminates confusion over the relationship between Firstar and Portico. Again, we want to emphasize, THIS IN NO WAY AFFECTS HOW YOUR FUNDS ARE MANAGED. It's a change in name only. Once the name change takes effect, you can expect all sales materials, shareowner communications, newspaper listings and our web site to carry the new Firstar Funds name.

MARKET OUTLOOK

Before looking ahead, let's revisit our economic and market forecast from last year's annual report. We're pleased to report we got most of the important trends right. We correctly anticipated a sooner-than-expected balanced Federal budget and we accurately forecast a stronger-than-expected American consumer. While our forecast of 5% nominal growth for the U.S. economy was right on, we underestimated "real" (inflation-adjusted) growth and overestimated inflation.

Corporate profits were better than we expected, especially for the "mega" companies that dominate the S&P 500 Stock Index. We underestimated Corporate America's ability to continuously improve productivity, enabling profit margins to expand despite today's competitive, no-pricing-power, global marketplace. Strong profit growth and low inflation led to higher stock returns than we expected, although at the time, we felt rather bold forecasting an above-average year for the market. Bond market total returns were below our forecast, although investors earned historically high real yields, thanks to low inflation.
Looking ahead, our forecast for 1998 includes the following:

-Pacific Rim economic activity will decline while their devalued currencies make their exports cheaper and limit the ability of U.S. firms to raise prices.

-The Asian "wave of deflation" will offset inflation pressures from rising wages and higher capacity utilization in the U.S.

-Further U.S. economic expansion will require strong job and consumer spending growth to offset weakness in the government, healthcare and foreign trade sectors.

-The Federal budget will be balanced in 1998 due to higher-than-forecast tax receipts and continued spending restraint.

-Moderate economic growth and low inflation will persist through 1998 with a 3% inflation-adjusted gain in gross domestic product (GDP) and a 2% rise in consumer prices (CPI).

-Despite solid economic underpinnings, the financial markets will experience above-average volatility.

-Due to lower-than-expected inflation, real yields for fixed income investments will remain at the upper end of their historical range.

-Long-term interest rates will decline gradually as a balanced Federal budget reduces the supply of bonds and high real yields attract investors whipsawed by stock market volatility.

-With household liquidity at a record $1.6 trillion, cash flow into the stock market will be robust.

-The U.S. stock market will be the world's market of choice in 1998.

-Stock market returns will be above-average in 1998. History shows a 15% average annual return for stocks in years when inflation is low (+2-5% gain in CPI) with 1966 the last year the market declined in a low inflation environment.

-S&P 500 companies will earn $48 per share in profits for 1998, yielding a twelve month price target for the Index in the 1000 to 1100 range, up 10-20% from October 31, 1997 levels.

-Small and midcap stocks will outperform as earnings gains for large and mega-sized multinational companies slow, prompting investors to place higher valuations on faster growing small and medium-sized domestically-focused companies.

IN SUMMARY

Inflation is the single most important variable in the outlook for stock and bond market returns. Intense global competition, improved productivity through technology and restrained growth in government should keep the inflation genie "bottled up." Prospects for further financial market gains are bright. Just remember, patience and perseverance win the investment marathon.

We appreciate your continued confidence in the Portico Family of Funds and urge you to read the following portfolio reviews.

<PHOTO>                                                 <PHOTO>
J. SCOTT HARKNESS, CFA                                  MARY ELLEN STANEK, CFA
Chairman/Chief                                          President
Investment Officer
Firstar Investment Research & Management Company, LLC


                      This page intentionally left blank.


                                 MICROCAP FUND

After declining -10.9% (no-load) for the first six months of the fiscal year, Portico MicroCap Fund finished with an impressive +45.6% (no-load) return in the second half -- outperforming its benchmark, the Russell 2000, which returned +27.3% for the same time period. This illustrates the inherent volatility of microcap investing -- but also demonstrates its potential rewards.

Although the fiscal year started out calm, the market proved to be extremely volatile. As the year progressed, the Fund, benefited from: 1) investors shifting funds into the small cap market sector in search of companies which have higher growth rates and cheaper valuations than many large cap stocks; 2) the Asian economic crisis which helped favor investment in small cap stocks with little international sales exposure and; 3) a strong initial public offering market late in the fiscal year. Overall, microcap stock funds outperformed all other sectors for the year.

Over the past 12 months, we made a concerted effort to buy stock in companies with recurring revenues and persistent income statements. Some of these purchases include QuadraMed Corporation (a healthcare information systems provider with approximately 75% of its revenue base recurring); RemedyTemp (a temporary employment agency with a loyal customer base and significant exposure to the strong California economy); and Assisted Living Concepts (provides residency for the elderly). Two fast growing domestic-focused companies which helped the Fund's performance were Pomery Computers and Insight Enterprises -- both associated with reselling computers and related technology equipment. These stocks contributed +1.4% and +3.1%, respectively to the portfolio's performance. See page 9 for a complete listing of portfolio holdings.

We remain optimistic, although we believe the market will experience volatility over the next several months. As the "Asian Contagion" crisis impacts large multinational corporations, we believe small cap stocks should remain in favor and outperform the S&P 500 Stock Index. In addition, valuations in the small cap sector are relatively attractive when compared to large cap stocks. As such, with conditions favorable for an an extended period of outperformance by small cap stocks, we feel the Fund is well positioned.

We appreciate your confidence in Portico MicroCap Fund.

<PHOTO>
JOSEPH A. FROHNA, CFA

PORTFOLIO MANAGER PROFILE
-------------------------------------------------------------------------------
JOSEPH A. FROHNA, CFA, CPA, Vice President and Portfolio Manager of Firstar Investment Research & Management Company, LLC (FIRMCO) has managed the Fund since September 9, 1997. Joe has been with Firstar since 1995 and has four years of investment management experience. Joe received his BBA from the University of Wisconsin in 1986 and his MBA from the University of Michigan in 1994. Joe is a Chartered Financial Analyst.

                                         8/1/95    6/96   10/96    10/97
                                         ------    ----   -----    -----
PORTICO MICROCAP FUND - A - NO LOAD      10,000  16,352  17,137   22,240
PORTICO MICROCAP FUND - A - LOAD          9,600  15,693  16,446   21,344
RUSSELL 2000                             10,000  11,709  11,567   14,960
S&P 500 STOCK INDEX                      10,000  12,248  12,975   17,142

This chart assumes an initial investment of $10,000 made on 8/1/95 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1997

                                                    Since Inception
                                          1 Year         8/1/95
                                          ------         ------
PORTICO MICROCAP FUND - A - NO LOAD        29.8           42.6
PORTICO MICROCAP FUND - A - LOAD*          24.6           40.8
S&P 500 STOCK INDEX**                      32.1           27.0
RUSSELL 2000***                            29.3           19.6

* Reflects maximum sales charge of 4.0%

** The S&P 500 Stock Index is an index of an unmanaged group of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

*** The Russell 2000, an unmanaged index, consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by total market capitalization.

An investment cannot be made directly in an index.

Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

TOP 5 HOLDINGS 10/31/97
----------------------------------------
POMEROY COMPUTER RESOURCES, INC.    4.6%
ASSISTED LIVING CONCEPTS            4.2%
COINMACH LAUNDRY CORPORATION        3.9%
INSIGHT ENTERPRISES, INC.           3.7%
COACH USA, INC.                     3.5%

Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.


TOTAL FUND NET ASSETS 10/31/97
----------------------------------------
$120,632,897




MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1997


ASSETS:
  Investments, at value (Cost $103,874)                  $130,341
  Income receivable                                            65
  Receivable for securities sold                              218
  Other assets                                                 27
                                                         --------

     Total Assets                                         130,651
                                                         --------

LIABILITIES:
  Payable for securities purchased                          9,721
  Capital shares redeemed                                     100
  Payable to affiliates                                       181
  Accrued expenses and other liabilities                       16
                                                         --------

     Total Liabilities                                     10,018
                                                         --------

NET ASSETS                                               $120,633
                                                         ========

NET ASSETS CONSIST OF:
  Capital stock                                           $82,767
  Undistributed net investment (loss)                         (2)
  Undistributed accumulated net realized gains             11,401
  Unrealized net appreciation on investments               26,467
                                                         --------

     Total Net Assets                                    $120,633
                                                         ========

SERIES A:
  Net assets                                             $ 16,793
  Shares authorized ($.0001 par value)                    500,000
  Shares issued and outstanding                               961
  Net asset value and redemption price per share <F1>      $17.47
                                                           ======
  Maximum offering price per share <F1>                    $18.20
                                                           ======

SERIES INSTITUTIONAL:
  Net assets                                             $103,840
  Shares authorized ($.0001 par value)                    500,000
  Shares issued and outstanding                             5,910
  Net asset value, redemption price
     and offering price per share <F1>                     $17.57
                                                           ======

<F1> Amounts may not recalculate due to rounding.



STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1997


INVESTMENT INCOME:
  Dividend income                                         $    53
  Interest income                                             386
                                                         --------
                                                              439
                                                         --------

EXPENSES:
  Investment advisory fees                                  1,319
  Administration fees                                          98
  Shareowner servicing and accounting costs                    64
  Service organization fees - Series A                         28
  Custody fees                                                 29
  Federal and state registration fees                          15
  Professional fees                                            19
  Reports to shareowners                                       11
  Amortization of organization costs                            5
  Directors' fees and expenses                                  3
  Other                                                         2
                                                         --------

  Total expenses before waiver                              1,593
     Less: Waiver of expenses                                (68)
                                                         --------

     Net Expenses                                           1,525
                                                         --------

NET INVESTMENT (LOSS)                                     (1,086)
                                                         --------

Realized AND UNREALIZED GAIN:
  Net realized gain on investments                         12,681
  Change in unrealized appreciation on investments         13,904
                                                         --------

     Net gain on investments                               26,585
                                                         --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                               $25,499
                                                          =======

                     See notes to the financial statements.


MICROCAP FUND
STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                              Year Ended     July 1, 1996
                                             October 31,        through
                                                 1997      October 31, 1996
                                                 ----      ----------------

OPERATIONS:
  Net investment (loss)                       $ (1,086)       $  (352)
  Net realized gain on investments               12,681          5,738
  Change in unrealized appreciation
     on investments                              13,904        (1,894)
                                                 ------        -------
  Net increase in net assets resulting
     from operations                             25,499          3,492
                                                 ------        -------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                    28,930             74
  Shares issued to owners in
     reinvestment of dividends                   11,413              -
  Shares redeemed                               (8,081)          (556)
                                                 ------        -------
  Net increase (decrease)                        32,262          (482)
                                                 ------        -------

DISTRIBUTIONS TO
  SERIES A SHAREOWNERS:
  From net investment income                          -              -
  From net realized gains                       (1,540)              -
                                                 ------        -------
                                                (1,540)              -
                                                 ------        -------

DISTRIBUTIONS TO
  SERIES INSTITUTIONAL SHAREOWNERS:
  From net investment income                          -              -
  From net realized gains                      (11,229)              -
                                                -------        -------
                                               (11,229)              -
                                                -------        -------

TOTAL INCREASE IN NET ASSETS                     44,992          3,010

NET ASSETS:
  Beginning of period                            75,641         72,631
                                                 ------        -------
  End of period (including undistributed
     net investment loss of $(2) and
     $(1), respectively)                       $120,633        $75,641
                                               ========        =======

                     See notes to the financial statements.


MICROCAP FUND
FINANCIAL HIGHLIGHTS
                                                     Year                      July 1, 1996             August 1, 1995 <F1>
                                                    ended                        through                      through
                                               October 31, 1997              October 31, 1996              June 30, 1996
                                         ---------------------------    --------------------------   -------------------------
                                                          Series                        Series                       Series
                                          Series A    Institutional     Series A    Institutional    Series A    Institutional
                                          --------    -------------     --------    -------------    --------    --------------
Per Share Data:
Net asset value,
  beginning of period                      $16.16        $16.20         $ 15.42         $ 15.45      $  10.00      $  10.00

Income from investment operations:
  Net investment (loss)                     (0.18)<F2>    (0.15)<F2>      (0.08)<F2>      (0.07)<F2>    (0.02)        (0.02)
  Net realized and unrealized
     gains on securities                     4.24          4.27            0.82            0.82          6.10          6.14
                                          -------        ------          ------          ------        ------        ------
  Total from investment operations           4.06          4.12            0.74            0.75          6.08          6.12
                                          -------        ------          ------          ------        ------        ------

Less distributions:
  Dividends from net investment income          -             -               -               -        (0.04)        (0.05)
  Distributions from capital gains         (2.75)        (2.75)               -               -        (0.62)        (0.62)
                                          -------        ------          ------          ------        ------        ------
  Total distributions                      (2.75)        (2.75)               -               -        (0.66)        (0.67)
                                          -------        ------          ------          ------        ------        ------

Net asset value, end of period             $17.47        $17.57         $ 16.16         $ 16.20       $ 15.42       $ 15.45
                                           ======        ======          ======          ======        ======        ======

Total return <F3><F4>                      29.78%        30.12%           4.80%           4.85%        63.52%        63.93%

Supplemental data and ratios:
  Net assets, in thousands, end of period $16,793      $103,840         $ 9,273         $66,368        $9,036      $ 63,595
  Ratio of net expenses to average
     net assets <F5>                        1.95%         1.70%           1.97%           1.72%         1.99%         1.74%
  Ratio of net investment (loss)
     to average net assets <F5>           (1.45)%       (1.20)%         (1.69)%         (1.44)%       (0.36)%       (0.16)%

  Portfolio turnover rate <F3><F6>        158.39%       158.39%          64.44%          64.44%       283.67%       283.67%
  Average commission rate paid <F6>       $0.0475       $0.0475         $0.0460         $0.0460      $ 0.0423      $ 0.0423

<F1> Commencement of operations.
<F2> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
<F3> Not annualized for the periods ended October 31, 1996 and June 30, 1996.
<F4> The total return calculation does not reflect the 4% front-end sales charge for Series A.
<F5> Annualized for periods ended October 31, 1996 and June 30, 1996.
<F6> Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See notes to the financial statements.


MICROCAP FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997


  Number                                                      Market
    of                                                        Value
  Shares                                                  (in thousands)
  ------                                                  -------------

            COMMON STOCKS 100.1%
            AIR TRANSPORTATION 0.5%
    27,300  Atlantic Coast Airlines, Inc.*                  $   577
                                                             ------

            AUTOS & TRUCKS 3.7%
   142,000  Group 1 Automotive, Inc.*                         1,855
   219,700  Ugly Duckling Corporation*                        2,609
                                                             ------
                                                              4,464
                                                             ------

            COMMERCIAL SERVICES 1.9%
    85,200  Advanced Health Corporation*                      1,502
    50,800  ProSoft Development, Inc.*                          805
                                                             ------
                                                              2,307
                                                             ------
            COMPUTER HARDWARE 4.2%
    20,500  CHS Electronics, Inc.*                              501
    47,300  RadiSys Corporation*                              2,199
    83,300  SBS Technologies, Inc.*                           2,416
                                                             ------
                                                              5,116
                                                             ------

            COMPUTER SOFTWARE & SERVICES 5.8%
   308,800  Elcom International, Inc.*                        2,355
    83,200  Phoenix International Ltd., Inc.*                 1,456
    61,400  Smallworldwide PLC - ADR*                         1,596
   157,000  Western Micro Technology, Inc.*                   1,570
                                                             ------
                                                              6,977
                                                             ------

            COSMETICS & SOAP 4.3%
   259,800  Advanced Polymer Systems, Inc.*                   1,835
   319,600  French Fragrances, Inc.*                          3,416
                                                             ------
                                                              5,251
                                                             ------

            DATA PROCESSING 1.5%
   100,400  INSpire Insurance Solutions, Inc.*                1,857
                                                             ------

            DISTRIBUTION 10.7%
   114,000  Insight Enterprises, Inc.*                        4,460
   216,500  Pomeroy Computer Resources, Inc.*                 5,521
    91,900  Richey Electronics, Inc.*                           896
   116,600  U.S.A. Floral Products, Inc.*                     2,041
                                                             ------
                                                             12,918
                                                             ------

            ELECTRONICS 5.0%
    38,400  Thermedics Detection, Inc.*                         403
    84,300  Eltron International, Inc.*                       2,455
    28,600  FARO Technologies, Inc.*                            390
    15,700  MMC Networks, Inc.*                                 344
    36,000  Power-One, Inc.*                                    671
   114,500  Trident International, Inc.*                      1,746
                                                             ------
                                                              6,009
                                                             ------


  Number                                                      Market
    of                                                        Value
  Shares                                                  (in thousands)
 -------                                                  -------------

            EQUIPMENT RENTAL 4.2%
   223,400  Coinmach Laundry Corporation*                    $4,677
    26,600  Mac-Gray Corporation*                               392
                                                             ------
                                                              5,069
                                                             ------

            FINANCIAL SERVICES 6.8%
    94,200  American Capital Strategies, Ltd.*                1,696
   129,200  Delta Financial Corporation*                      2,358
   150,300  First Sierra Financial, Inc.*                     2,968
   106,400  Granite Financial, Inc.*                          1,144
                                                             ------
                                                              8,166
                                                             ------

            FOOD, BEVERAGES & TOBACCO 0.6%
    35,000  American Italian Pasta Company*                     735
                                                             ------

            FOOTWEAR & RELATED APPAREL 1.4%
    85,800  Rocky Shoes & Boots, Inc.*                        1,703
                                                             ------

            FUNERAL SERVICES 0.5%
    35,000  Rock of Ages Corporation*                           665
                                                             ------

            HEALTH CARE SERVICES & SUPPLIES 1.4%
    34,000  AmeriPath, Inc.*                                    561
    98,700  EndoSonics Corporation*                           1,135
                                                             ------
                                                              1,696
                                                             ------

            HUMAN RESOURCES 3.4%
    19,700  Lamalie Associates, Inc.*                           394
   161,300  RemedyTemp, Inc. - Class A*                       3,710
                                                             ------
                                                              4,104
                                                             ------

            INSURANCE 2.4%
   136,400  Healthcare Recoveries, Inc.*                      2,523
    17,300  PAULA Financial*                                    437
                                                             ------
                                                              2,960
                                                             ------

            MACHINERY 2.9%
   275,500  ITEQ, Inc.*                                       3,444
                                                             ------

            MARINE SERVICES 0.6%
    28,000  TransCoastal Marine Services, Inc.*                 697
                                                             ------

            METALS 2.4%
   195,100  Metals USA*                                       2,878
                                                             ------

            POLLUTION CONTROL 1.6%
    89,400  Casella Waste Systems, Inc.*                      1,978
                                                             ------

            PRIVATE CORRECTION FACILITIES 0.9%
    60,000  Cornell Corrections, Inc.*                        1,080
                                                             ------

See notes to the financial statements.



MICROCAP FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997


    Number                                                    Market
      of                                                      Value
    Shares                                                (in thousands)
    ------                                                -------------

            RECREATIONAL VEHICLES 0.7%
    37,200  Monoco Coach Corporation*                        $  888
                                                             ------

            RESTAURANTS 1.4%
    82,900  Il Fornaio (America) Corporation*                 1,104
    36,500  Star Buffet, Inc.*                                  522
                                                             ------
                                                              1,626
                                                             ------

            RETAIL 4.1%
   153,500  A.C. Moore Arts & Crafts, Inc.*                   2,331
    72,000  DM Management Company*                            1,080
   161,100  Factory Card Outlet Corp.*                        1,208
    14,000  White Cap Industries, Inc.*                         266
                                                             ------
                                                              4,885
                                                             ------

            RETIREMENT CARE 8.2%
    67,210  Alternative Living Services, Inc.*                1,647
   246,900  Assisted Living Concepts, Inc.*                   5,061
    61,700  Centennial HealthCare Corporation*                1,280
   104,000  Harborside Healthcare Corporation*                1,898
                                                             ------
                                                              9,886
                                                             ------

            SECURITY SERVICES 0.8%
   102,000  Securacom, Incorporated*                            976
                                                             ------

            SOFTWARE 5.2%
    21,000  Advantage Learning Systems, Inc.*                   530
     9,000  International Microcomputer Software, Inc.*         151
    45,600  Omega Research, Inc.*                               376
   134,500  PSW Technologies, Inc.*                           2,051
   132,600  QuadraMed Corp.*                                  3,116
                                                             ------
                                                              6,224
                                                             ------

            SPECIALTY FINANCE 1.1%
    39,400  HealthCare Financial Partners, Inc.*              1,359
                                                             ------

            TELECOMMUNICATIONS 5.0%
   134,800  Metromedia Fiber Network, Inc.*                   3,235
    42,000  NEXTLINK Communications, Inc.*                      950
    41,000  RSL Communications, Ltd.*                           964
   372,300  Syntellect, Inc.*                                   884
                                                             ------
                                                              6,033
                                                             ------
            TELECOMMUNICATIONS EQUIPMENT 0.3%
    14,200  REMEC, Inc.*                                        360
                                                             ------

            TRANSPORTATION 4.5%
   140,700  Coach USA, Inc.*                                  4,186
    70,600  Jevic Transportation, Inc.*                       1,253
                                                             ------
                                                              5,439
                                                             ------


    Number                                                    Market
      of                                                      Value
    Shares                                                (in thousands)
    -------                                               -------------

            VETERINARY HOSPITALS 1.7%
   139,800  Veterinary Centers of America, Inc.*           $  2,027
                                                             ------

            WARRANTY & SERVICE CONTRACTS 0.3%
    25,000  Warrantech Corporation*                             410
                                                             ------

            Total Common Stock (Cost $94,297)               120,764
                                                            -------

    Number
   of Shares
(in thousands)
 -------------

            SHORT-TERM INVESTMENTS 7.9%
            Investment Companies 3.2%
        10  Financial Square Prime Obligation Fund               10
     3,893  Short-Term Investments Co. Liquid
               Assets Portfolio                               3,893
                                                             ------
            Total Investment Companies (Cost $3,903)          3,903
                                                             ------

    Principal
     Amount
 (in thousands)
  -------------

            U.S. TREASURIES 0.1%
   $   174  U.S. Treasury Bill                                  174
                                                             ------

            Total U.S. Treasuries (Cost $174)                   174
                                                             ------
            VARIABLE RATE DEMAND NOTES 4.6%
     5,500  Warner-Lambert Co.                                5,500

            Total Variable Rate Demand Notes (Cost $5,500)    5,500
                                                             ------

            Total Short-Term Investments (Cost $9,577)        9,577
                                                             ------

            Total Investments (Cost $103,874) 108.0%        130,341
                                                            -------

            Liabilities, less Other Assets (8.0)%           (9,708)
                                                            -------

            TOTAL NET ASSETS 100.0%                        $120,633
                                                           ========

      * Non-income producing

                     See notes to the financial statements.



MICROCAP FUND
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
  Portico Funds, Inc. (the "Company") was incorporated on February
15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The MicroCap Fund (the "Fund") is a separate, diversified investment portfolio of the Company. The Fund commenced operations on August 1, 1995. The objective of the MicroCap Fund is capital appreciation through investments in securities of small companies.

  The costs, in thousands, incurred in connection with the organization, initial registration and public offering of shares, aggregating $24, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

  The Company has issued two classes of Fund shares: Series A and Series Institutional. The Series A shares are subject to a 0.25% service organization fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 4% of the offering price or 4.16% of the net asset value. Each class of shares has identical rights and privileges except with respect to service organization fees paid by Series A shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available, and other assets are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to distribute substantially all of its taxable income to shareowners. The Fund intends to continue to so comply in future years.

c) Income and Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory, administration and certain shareowner organization fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

d) Distributions to Shareowners - Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared at least annually.

e) When-Issued Securities - The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash, cash equivalents, or other high-quality liquid securities in an amount at least equal to the amount of outstanding commitments for when-issued securities.

f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareowner transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent reporting and tax differences be reclassified.

3. CAPITAL SHARE TRANSACTIONS
  Transactions in capital shares for the Fund, in thousands, were as follows:

Year ended October 31, 1997:

                                 Series A             Series Institutional
                           --------------------       --------------------
                            Amount      Shares         Amount      Shares
                            ------      ------         ------      ------
Shares sold                $6,446          421        $22,484       1,468
Shares issued
  to owners in
  reinvestment
  of dividends              1,536          112          9,877         717
Shares redeemed           (2,209)        (146)        (5,872)       (371)
                          -------        -----        -------       -----
Net increase               $5,773          387        $26,489       1,814
                           ======          ===        =======       =====

Year ended October 31, 1996:


                                 Series A             Series Institutional
                           --------------------       --------------------
                            Amount      Shares         Amount      Shares
                            ------      ------         ------      ------
Shares sold                   $27            2            $47           3
Shares redeemed             (210)         (14)          (346)        (24)
                          -------        -----        -------       -----
Net decrease               $(183)         (12)         $(299)        (21)
                          =======        =====        =======       =====


4. INVESTMENT TRANSACTIONS
  Purchases and sales of securities for the period ended October 31, 1997 (excluding short-term investments), in thousands, aggregated $150,710 and $131,924, respectively.

  At October 31, 1997, gross unrealized appreciation and depreciation of investments for federal tax purposes, in thousands, were as follows:

Appreciation                                    $30,092
(Depreciation)                                  (3,637)
                                                -------
Net unrealized appreciation on investments      $26,455
                                                =======

At October 31, 1997, the cost of investments, in thousands, for federal income tax purposes was $103,886.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
  The Fund has entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.50% as applied to the Fund's daily net assets.

  Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

  The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1997, $68 of administration fees, in thousands, were voluntarily waived for the Fund.

  The Company has entered into Servicing Agreements with certain Service Organizations, including FIRMCO affiliates, for the Series A class of shares. The Service Organizations are entitled to receive fees from the Fund up to an annual rate of 0.25% of the average daily net asset value of the Series A Shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Fund Series A Shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Fund; and providing information periodically to customers showing their positions in Fund Series A shares. Service Organization fees, in thousands, incurred by the Fund aggregated $28 for the period ended October 31, 1997.

  Each director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Fund maintains its proportionate share of the Company's liability for deferred fees.

6. DISTRIBUTIONS
  On November 10, 1997, a distribution of approximately $1.67 per share, (including $1.57 taxable to shareowners as ordinary income dividends and $0.10 applicable to long-term gains), aggregating $11,413, in thousands, was paid by the Fund to shareowners of record on November 7, 1997, of both the Series A and Series Institutional Shares.




REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREOWNERS OF THE PORTICO MICROCAP FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico MicroCap Fund (one of the portfolios of Portico Funds, Inc. (the "Fund")) at October 31, 1997, the results of its operations for the year ended October 31, 1997, the changes in its net assets for the year ended October 31, 1997, and for the period from July 1, 1996 through October 31, 1996 and its financial highlights for the year ended October 31, 1997, and for each of the other periods indicated, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/S/ Price Waterhouse

Milwaukee, Wisconsin
December 9, 1997


-PORTICO FUNDS ARE AVAILABLE THROUGH:

 - the Portico Funds Center,

 - Investment Specialists who are registered representatives of Firstar Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,

 - and through selected shareholder organizations.

This report is authorized for distribution only when pre ceded or accompanied by a current prospectus.

                             TO OPEN AN ACCOUNT OR
                              REQUEST INFORMATION
                                 1-800-982-8909
                                 1-414-287-3710

                            FOR ACCOUNT BALANCES AND
                               INVESTOR SERVICES
                                 1-800-228-1024
                                 1-414-287-3808

                              PORTICO FUNDS CENTER
                            615 EAST MICHIGAN STREET
                                 P.O. Box 3011
                            Milwaukee, WI 53201-3011

                                                             FORM #40-0201 12/97

xxxxx

                                OCTOBER 31,  1997

                                     ANNUAL
                                     REPORT


                              INSTITUTIONAL CLASS

                                 PORTICO FUNDS

                                    MICROCAP


                            FUND NOTICE TO INVESTORS


-Shares of Portico Funds:

 - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

 - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks, including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.


TABLE OF CONTENTS
                                                                  Page(s)
SHAREOWNER LETTER...................................................1-2
PORTICO MICROCAP FUND...............................................4-5
STATEMENT OF ASSETS AND LIABILITIES..................................6
STATEMENT OF OPERATIONS..............................................6
STATEMENT OF CHANGES IN NET ASSETS...................................7
FINANCIAL HIGHLIGHTS.................................................8
SCHEDULE OF INVESTMENTS.............................................9-10
NOTES TO THE FINANCIAL STATEMENTS..................................11-12
REPORT OF INDEPENDENT ACCOUNTANTS....................................13
                                                                   December 1997
DEAR SHAREOWNER:

INVESTMENT REVIEW

Investors enjoyed strong financial market returns over the past year. Inflation was subdued, unemployment fell to its lowest level in a generation and consumer confidence soared. We witnessed a change in stock market leadership during the year as small and midcap stocks outperformed large cap stocks in the second half. This trend should continue as earnings growth slows for big companies and valuations improve for small and midcap stocks.

The year's stock market advance was bumpy, with significant declines in March, August and October. For the year, the Dow Jones Industrial Average rose over 1400 points, rewarding those investors who "stayed the course." The market's roller coaster ride was most unsettling in October. Responding to financial turmoil in Southeast Asia, the Dow plunged 556 points on October 27th, the largest single-day point decline in history. Then, to make things interesting, the market set another record the next day, rising 337 points. The bond market also got into the volatility act as the yield on the 30-year U.S. Treasury bond gyrated between 6.13% and 7.17% during the year.

IT'S TIME, NOT TIMING

We believe the best advice for times like these is "it's time, not timing." In volatile markets, our consistent approach to investing, featuring our structured fixed income and growth-at-a-reasonable-price equity management styles, is especially attractive. For our investors, it's reassuring to know we offer investment strategies with no hidden surprises.

Along with an eventful year in the markets, we were busy evaluating the Portico Family of Funds. We made several enhancements to the Portico lineup during the year. These enhancements include:

-A pure midcap stock focus for Portico Special Growth Fund.

-A new small cap stock fund, Portico Emerging Growth Fund, launched August 15,
 1997.

-A name change for Portico MidCore Growth Fund. The new name, Portico Growth
 Fund, reflects the Fund's new focus on large cap stocks.

-A new sub-adviser and a move from passive to active management for Portico
 International Equity Fund.

-A new balanced fund, Portico Balanced Income Fund, launched December 1, 1997.

For more complete information about these funds, please obtain a prospectus and read it carefully before you invest or send money.

A NAME CHANGE FOR PORTICO FUNDS: FIRSTAR FUNDS

As previously announced, we will change our name to Firstar Funds on February 1, 1998. Changing our name allows us to take advantage of the Firstar identity in markets where Firstar has a presence. This also eliminates confusion over the relationship between Firstar and Portico. Again, we want to emphasize, THIS IN NO WAY AFFECTS HOW YOUR FUNDS ARE MANAGED. It's a change in name only. Once the name change takes effect, you can expect all sales materials, shareowner communications, newspaper listings and our web site to carry the new Firstar Funds name.

MARKET OUTLOOK

Before looking ahead, let's revisit our economic and market forecast from last year's annual report. We're pleased to report we got most of the important trends right. We correctly anticipated a sooner-than-expected balanced Federal budget and we accurately forecast a stronger-than-expected American consumer. While our forecast of 5% nominal growth for the U.S. economy was right on, we underestimated "real" (inflation-adjusted) growth and overestimated inflation.

Corporate profits were better than we expected, especially for the "mega" companies that dominate the S&P 500 Stock Index. We underestimated Corporate America's ability to continuously improve productivity, enabling profit margins to expand despite today's competitive, no-pricing-power, global marketplace. Strong profit growth and low inflation led to higher stock returns than we expected, although at the time, we felt rather bold forecasting an above-average year for the market. Bond market total returns were below our forecast, although investors earned historically high real yields, thanks to low inflation.
Looking ahead, our forecast for 1998 includes the following:

-Pacific Rim economic activity will decline while their devalued currencies make their exports cheaper and limit the ability of U.S. firms to raise prices.

-The Asian "wave of deflation" will offset inflation pressures from rising wages and higher capacity utilization in the U.S.

-Further U.S. economic expansion will require strong job and consumer spending growth to offset weakness in the government, healthcare and foreign trade sectors.

-The Federal budget will be balanced in 1998 due to higher-than-forecast tax receipts and continued spending restraint.

-Moderate economic growth and low inflation will persist through 1998 with a 3% inflation-adjusted gain in gross domestic product (GDP) and a 2% rise in consumer prices (CPI).

-Despite solid economic underpinnings, the financial markets will experience above-average volatility.

-Due to lower-than-expected inflation, real yields for fixed income investments will remain at the upper end of their historical range.

-Long-term interest rates will decline gradually as a balanced Federal budget reduces the supply of bonds and high real yields attract investors whipsawed by stock market volatility.

-With household liquidity at a record $1.6 trillion, cash flow into the stock market will be robust.

-The U.S. stock market will be the world's market of choice in 1998.

-Stock market returns will be above-average in 1998. History shows a 15% average annual return for stocks in years when inflation is low (+2-5% gain in CPI) with 1966 the last year the market declined in a low inflation environment.

-S&P 500 companies will earn $48 per share in profits for 1998, yielding a twelve month price target for the Index in the 1000 to 1100 range, up 10-20% from October 31, 1997 levels.

-Small and midcap stocks will outperform as earnings gains for large and mega-sized multinational companies slow, prompting investors to place higher valuations on faster growing small and medium-sized domestically-focused companies.


IN SUMMARY

Inflation is the single most important variable in the outlook for stock and bond market returns. Intense global competition, improved productivity through technology and restrained growth in government should keep the inflation genie "bottled up." Prospects for further financial market gains are bright. Just remember, patience and perseverance win the investment marathon.

We appreciate your continued confidence in the Portico Family of Funds and urge you to read the following portfolio reviews.

<PHOTO>                                                  <PHOTO>
J. SCOTT HARKNESS, CFA                                   MARY ELLEN STANEK, CFA
Chairman/Chief                                           President
Investment Officer
Firstar Investment Research & Management Company, LLC


                                 MICROCAP FUND

After declining -10.8% for the first six months of the fiscal year, Portico MicroCap Fund finished with an impressive +45.8% return in the second half -- outperforming its benchmark, the Russell 2000, which returned +27.3% for the same time period. This illustrates the inherent volatility of microcap investing -- but also demonstrates its potential rewards.

Although the fiscal year started out calm, the market proved to be extremely volatile. As the year progressed, the Fund, benefited from: 1) investors shifting funds into the small cap market sector in search of companies which have higher growth rates and cheaper valuations than many large cap stocks; 2) the Asian economic crisis which helped favor investment in small cap stocks with little international sales exposure and; 3) a strong initial public offering market late in the fiscal year. Overall, microcap stock funds outperformed all other sectors for the year.

Over the past 12 months, we made a concerted effort to buy stock in companies with recurring revenues and persistent income statements. Some of these purchases include QuadraMed Corporation (a healthcare information systems provider with approximately 75% of its revenue base recurring); RemedyTemp (a temporary employment agency with a loyal customer base and significant exposure to the strong California economy); and Assisted Living Concepts (provides residency for the elderly). Two fast growing domestic-focused companies which helped the Fund's performance were Pomery Computers and Insight Enterprises -- both associated with reselling computers and related technology equipment. These stocks contributed +1.4% and +3.1% of performance, respectively to the portfolio's performance. See page 9 for a complete listing of portfolio holdings.

We remain optimistic, although we believe the market will experience volatility over the next several months. As the "Asian Contagion" crisis impacts large multinational corporations, we believe small cap stocks should remain in favor and outperform the S&P 500 Stock Index. In addition, valuations in the small cap sector are relatively attractive when compared to large cap stocks. As such, with conditions favorable for an extended period of outperformance by small cap stocks, we feel the Fund is well positioned.

We appreciate your confidence in Portico MicroCap Fund.

<PHOTO>
JOSEPH A. FROHNA, CFA

PORTFOLIO MANAGER PROFILE
------------------------------------------------------------------------------
JOSEPH A. FROHNA, CFA, CPA, Vice President and Portfolio Manager of Firstar Investment Research & Management Company, LLC (FIRMCO) has managed the Fund since September 9, 1997. Joe has been with Firstar since 1995 and has four years of investment management experience. Joe received his BBA from the University of Wisconsin in 1986 and his MBA from the University of Michigan in 1994. Joe is a Chartered Financial Analyst.

                           8/1/95     6/96     10/96     10/97
                           ------     ----     -----     -----
PORTICO MICROCAP FUND      10,000    16,393    17,188    22,365
RUSSELL 2000               10,000    11,709    11,567    14,960
S&P 500 STOCK INDEX        10,000    12,248    12,975    17,142


This chart assumes an initial investment of $10,000 made on 8/1/95 (inception). Per form ance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past perform ance is not predictive of future performance. Investment return and principal value will fluc tuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1997

                                               Since Inception
                                  1 Year           8/1/95
                                   -----           ------
PORTICO MICROCAP FUND              30.1             43.0
S&P 500 STOCK INDEX*               32.1             27.0
RUSSELL 2000**                     29.3             19.6

* The S&P500 Stock Index is an index of an unmanaged group of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

** The Russell 2000, an unmanaged index, consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by total market capitalization.

An investment cannot be made directly in an index.

Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

TOP 5 HOLDINGS 10/31/97
----------------------------------------
POMEROY COMPUTER RESOURCES, INC.    4.6%
ASSISTED LIVING CONCEPTS            4.2%
COINMACH LAUNDRY CORPORATION        3.9%
INSIGHT ENTERPRISES, INC.           3.7%
COACH USA, INC.                     3.5%

Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/97
----------------------------------------
120,632,897

MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1997


ASSETS:
  Investments, at value (Cost $103,874)                  $130,341
  Income receivable                                            65
  Receivable for securities sold                              218
  Other assets                                                 27
                                                         --------

     Total Assets                                         130,651
                                                         --------

LIABILITIES:
  Payable for securities purchased                          9,721
  Capital shares redeemed                                     100
  Payable to affiliates                                       181
  Accrued expenses and other liabilities                       16
                                                         --------

     Total Liabilities                                     10,018
                                                         --------

NET ASSETS                                               $120,633
                                                         ========

NET ASSETS CONSIST OF:
  Capital stock                                           $82,767
  Undistributed net investment (loss)                         (2)
  Undistributed accumulated net realized gains             11,401
  Unrealized net appreciation on investments               26,467
                                                         --------

     Total Net Assets                                    $120,633
                                                         ========

SERIES A:
  Net assets                                             $ 16,793
  Shares authorized ($.0001 par value)                    500,000
  Shares issued and outstanding                               961
  Net asset value and redemption price per share <F1>      $17.47
                                                           ======
  Maximum offering price per share <F1>                    $18.20
                                                           ======

SERIES INSTITUTIONAL:
  Net assets                                             $103,840
  Shares authorized ($.0001 par value)                    500,000
  Shares issued and outstanding                             5,910
  Net asset value, redemption price
     and offering price per share <F1>                     $17.57
                                                           ======

<F1> Amounts may not recalculate due to rounding.



STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1997


INVESTMENT INCOME:
  Dividend income                                         $    53
  Interest income                                             386
                                                         --------
                                                              439
                                                         --------

EXPENSES:
  Investment advisory fees                                  1,319
  Administration fees                                          98
  Shareowner servicing and accounting costs                    64
  Service organization fees - Series A                         28
  Custody fees                                                 29
  Federal and state registration fees                          15
  Professional fees                                            19
  Reports to shareowners                                       11
  Amortization of organization costs                            5
  Directors' fees and expenses                                  3
  Other                                                         2
                                                         --------

  Total expenses before waiver                              1,593
     Less: Waiver of expenses                                (68)
                                                         --------

     Net Expenses                                           1,525
                                                         --------

NET INVESTMENT (LOSS)                                     (1,086)
                                                         --------

Realized AND UNREALIZED GAIN:
  Net realized gain on investments                         12,681
  Change in unrealized appreciation on investments         13,904
                                                         --------

     Net gain on investments                               26,585
                                                         --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                               $25,499
                                                          =======

                     See notes to the financial statements.


MICROCAP FUND
STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                              Year Ended     July 1, 1996
                                             October 31,        through
                                                 1997      October 31, 1996
                                                 ----      ----------------

OPERATIONS:
  Net investment (loss)                       $ (1,086)       $  (352)
  Net realized gain on investments               12,681          5,738
  Change in unrealized appreciation
     on investments                              13,904        (1,894)
                                                 ------        -------
  Net increase in net assets resulting
     from operations                             25,499          3,492
                                                 ------        -------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                    28,930             74
  Shares issued to owners in
     reinvestment of dividends                   11,413              -
  Shares redeemed                               (8,081)          (556)
                                                 ------        -------
  Net increase (decrease)                        32,262          (482)
                                                 ------        -------

DISTRIBUTIONS TO
  SERIES A SHAREOWNERS:
  From net investment income                          -              -
  From net realized gains                       (1,540)              -
                                                 ------        -------
                                                (1,540)              -
                                                 ------        -------

DISTRIBUTIONS TO
  SERIES INSTITUTIONAL SHAREOWNERS:
  From net investment income                          -              -
  From net realized gains                      (11,229)              -
                                                -------        -------
                                               (11,229)              -
                                                -------        -------

TOTAL INCREASE IN NET ASSETS                     44,992          3,010

NET ASSETS:
  Beginning of period                            75,641         72,631
                                                 ------        -------
  End of period (including undistributed
     net investment loss of $(2) and
     $(1), respectively)                       $120,633        $75,641
                                               ========        =======

                     See notes to the financial statements.


MICROCAP FUND
FINANCIAL HIGHLIGHTS
                                                     Year                      July 1, 1996             August 1, 1995 <F1>
                                                    ended                        through                      through
                                               October 31, 1997              October 31, 1996              June 30, 1996
                                         ---------------------------    --------------------------   -------------------------
                                                          Series                        Series                       Series
                                          Series A    Institutional     Series A    Institutional    Series A    Institutional
                                          --------    -------------     --------    -------------    --------    --------------
Per Share Data:
Net asset value,
  beginning of period                      $16.16        $16.20         $ 15.42         $ 15.45      $  10.00      $  10.00

Income from investment operations:
  Net investment (loss)                     (0.18)<F2>    (0.15)<F2>      (0.08)<F2>      (0.07)<F2>    (0.02)        (0.02)
  Net realized and unrealized
     gains on securities                     4.24          4.27            0.82            0.82          6.10          6.14
                                          -------        ------          ------          ------        ------        ------
  Total from investment operations           4.06          4.12            0.74            0.75          6.08          6.12
                                          -------        ------          ------          ------        ------        ------

Less distributions:
  Dividends from net investment income          -             -               -               -        (0.04)        (0.05)
  Distributions from capital gains         (2.75)        (2.75)               -               -        (0.62)        (0.62)
                                          -------        ------          ------          ------        ------        ------
  Total distributions                      (2.75)        (2.75)               -               -        (0.66)        (0.67)
                                          -------        ------          ------          ------        ------        ------

Net asset value, end of period             $17.47        $17.57         $ 16.16         $ 16.20       $ 15.42       $ 15.45
                                           ======        ======          ======          ======        ======        ======

Total return <F3><F4>                      29.78%        30.12%           4.80%           4.85%        63.52%        63.93%

Supplemental data and ratios:
  Net assets, in thousands, end of period $16,793      $103,840         $ 9,273         $66,368        $9,036      $ 63,595
  Ratio of net expenses to average
     net assets <F5>                        1.95%         1.70%           1.97%           1.72%         1.99%         1.74%
  Ratio of net investment (loss)
     to average net assets <F5>           (1.45)%       (1.20)%         (1.69)%         (1.44)%       (0.36)%       (0.16)%

  Portfolio turnover rate <F3><F6>        158.39%       158.39%          64.44%          64.44%       283.67%       283.67%
  Average commission rate paid <F6>       $0.0475       $0.0475         $0.0460         $0.0460      $ 0.0423      $ 0.0423

<F1> Commencement of operations.
<F2> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
<F3> Not annualized for the periods ended October 31, 1996 and June 30, 1996.
<F4> The total return calculation does not reflect the 4% front-end sales charge for Series A.
<F5> Annualized for periods ended October 31, 1996 and June 30, 1996.
<F6> Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See notes to the financial statements.


MICROCAP FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997


  Number                                                      Market
    of                                                        Value
  Shares                                                  (in thousands)
  ------                                                  -------------

            COMMON STOCKS 100.1%
            AIR TRANSPORTATION 0.5%
    27,300  Atlantic Coast Airlines, Inc.*                  $   577
                                                             ------

            AUTOS & TRUCKS 3.7%
   142,000  Group 1 Automotive, Inc.*                         1,855
   219,700  Ugly Duckling Corporation*                        2,609
                                                             ------
                                                              4,464
                                                             ------

            COMMERCIAL SERVICES 1.9%
    85,200  Advanced Health Corporation*                      1,502
    50,800  ProSoft Development, Inc.*                          805
                                                             ------
                                                              2,307
                                                             ------
            COMPUTER HARDWARE 4.2%
    20,500  CHS Electronics, Inc.*                              501
    47,300  RadiSys Corporation*                              2,199
    83,300  SBS Technologies, Inc.*                           2,416
                                                             ------
                                                              5,116
                                                             ------

            COMPUTER SOFTWARE & SERVICES 5.8%
   308,800  Elcom International, Inc.*                        2,355
    83,200  Phoenix International Ltd., Inc.*                 1,456
    61,400  Smallworldwide PLC - ADR*                         1,596
   157,000  Western Micro Technology, Inc.*                   1,570
                                                             ------
                                                              6,977
                                                             ------

            COSMETICS & SOAP 4.3%
   259,800  Advanced Polymer Systems, Inc.*                   1,835
   319,600  French Fragrances, Inc.*                          3,416
                                                             ------
                                                              5,251
                                                             ------

            DATA PROCESSING 1.5%
   100,400  INSpire Insurance Solutions, Inc.*                1,857
                                                             ------

            DISTRIBUTION 10.7%
   114,000  Insight Enterprises, Inc.*                        4,460
   216,500  Pomeroy Computer Resources, Inc.*                 5,521
    91,900  Richey Electronics, Inc.*                           896
   116,600  U.S.A. Floral Products, Inc.*                     2,041
                                                             ------
                                                             12,918
                                                             ------

            ELECTRONICS 5.0%
    38,400  Thermedics Detection, Inc.*                         403
    84,300  Eltron International, Inc.*                       2,455
    28,600  FARO Technologies, Inc.*                            390
    15,700  MMC Networks, Inc.*                                 344
    36,000  Power-One, Inc.*                                    671
   114,500  Trident International, Inc.*                      1,746
                                                             ------
                                                              6,009
                                                             ------


  Number                                                      Market
    of                                                        Value
  Shares                                                  (in thousands)
 -------                                                  -------------

            EQUIPMENT RENTAL 4.2%
   223,400  Coinmach Laundry Corporation*                    $4,677
    26,600  Mac-Gray Corporation*                               392
                                                             ------
                                                              5,069
                                                             ------

            FINANCIAL SERVICES 6.8%
    94,200  American Capital Strategies, Ltd.*                1,696
   129,200  Delta Financial Corporation*                      2,358
   150,300  First Sierra Financial, Inc.*                     2,968
   106,400  Granite Financial, Inc.*                          1,144
                                                             ------
                                                              8,166
                                                             ------

            FOOD, BEVERAGES & TOBACCO 0.6%
    35,000  American Italian Pasta Company*                     735
                                                             ------

            FOOTWEAR & RELATED APPAREL 1.4%
    85,800  Rocky Shoes & Boots, Inc.*                        1,703
                                                             ------

            FUNERAL SERVICES 0.5%
    35,000  Rock of Ages Corporation*                           665
                                                             ------

            HEALTH CARE SERVICES & SUPPLIES 1.4%
    34,000  AmeriPath, Inc.*                                    561
    98,700  EndoSonics Corporation*                           1,135
                                                             ------
                                                              1,696
                                                             ------

            HUMAN RESOURCES 3.4%
    19,700  Lamalie Associates, Inc.*                           394
   161,300  RemedyTemp, Inc. - Class A*                       3,710
                                                             ------
                                                              4,104
                                                             ------

            INSURANCE 2.4%
   136,400  Healthcare Recoveries, Inc.*                      2,523
    17,300  PAULA Financial*                                    437
                                                             ------
                                                              2,960
                                                             ------

            MACHINERY 2.9%
   275,500  ITEQ, Inc.*                                       3,444
                                                             ------

            MARINE SERVICES 0.6%
    28,000  TransCoastal Marine Services, Inc.*                 697
                                                             ------

            METALS 2.4%
   195,100  Metals USA*                                       2,878
                                                             ------

            POLLUTION CONTROL 1.6%
    89,400  Casella Waste Systems, Inc.*                      1,978
                                                             ------

            PRIVATE CORRECTION FACILITIES 0.9%
    60,000  Cornell Corrections, Inc.*                        1,080
                                                             ------

See notes to the financial statements.



MICROCAP FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997


    Number                                                    Market
      of                                                      Value
    Shares                                                (in thousands)
    ------                                                -------------

            RECREATIONAL VEHICLES 0.7%
    37,200  Monoco Coach Corporation*                        $  888
                                                             ------

            RESTAURANTS 1.4%
    82,900  Il Fornaio (America) Corporation*                 1,104
    36,500  Star Buffet, Inc.*                                  522
                                                             ------
                                                              1,626
                                                             ------

            RETAIL 4.1%
   153,500  A.C. Moore Arts & Crafts, Inc.*                   2,331
    72,000  DM Management Company*                            1,080
   161,100  Factory Card Outlet Corp.*                        1,208
    14,000  White Cap Industries, Inc.*                         266
                                                             ------
                                                              4,885
                                                             ------

            RETIREMENT CARE 8.2%
    67,210  Alternative Living Services, Inc.*                1,647
   246,900  Assisted Living Concepts, Inc.*                   5,061
    61,700  Centennial HealthCare Corporation*                1,280
   104,000  Harborside Healthcare Corporation*                1,898
                                                             ------
                                                              9,886
                                                             ------

            SECURITY SERVICES 0.8%
   102,000  Securacom, Incorporated*                            976
                                                             ------

            SOFTWARE 5.2%
    21,000  Advantage Learning Systems, Inc.*                   530
     9,000  International Microcomputer Software, Inc.*         151
    45,600  Omega Research, Inc.*                               376
   134,500  PSW Technologies, Inc.*                           2,051
   132,600  QuadraMed Corp.*                                  3,116
                                                             ------
                                                              6,224
                                                             ------

            SPECIALTY FINANCE 1.1%
    39,400  HealthCare Financial Partners, Inc.*              1,359
                                                             ------

            TELECOMMUNICATIONS 5.0%
   134,800  Metromedia Fiber Network, Inc.*                   3,235
    42,000  NEXTLINK Communications, Inc.*                      950
    41,000  RSL Communications, Ltd.*                           964
   372,300  Syntellect, Inc.*                                   884
                                                             ------
                                                              6,033
                                                             ------
            TELECOMMUNICATIONS EQUIPMENT 0.3%
    14,200  REMEC, Inc.*                                        360
                                                             ------

            TRANSPORTATION 4.5%
   140,700  Coach USA, Inc.*                                  4,186
    70,600  Jevic Transportation, Inc.*                       1,253
                                                             ------
                                                              5,439
                                                             ------


    Number                                                    Market
      of                                                      Value
    Shares                                                (in thousands)
    -------                                               -------------

            VETERINARY HOSPITALS 1.7%
   139,800  Veterinary Centers of America, Inc.*           $  2,027
                                                             ------

            WARRANTY & SERVICE CONTRACTS 0.3%
    25,000  Warrantech Corporation*                             410
                                                             ------

            Total Common Stock (Cost $94,297)               120,764
                                                            -------

    Number
   of Shares
(in thousands)
 -------------

            SHORT-TERM INVESTMENTS 7.9%
            Investment Companies 3.2%
        10  Financial Square Prime Obligation Fund               10
     3,893  Short-Term Investments Co. Liquid
               Assets Portfolio                               3,893
                                                             ------
            Total Investment Companies (Cost $3,903)          3,903
                                                             ------

    Principal
     Amount
 (in thousands)
  -------------

            U.S. TREASURIES 0.1%
   $   174  U.S. Treasury Bill                                  174
                                                             ------

            Total U.S. Treasuries (Cost $174)                   174
                                                             ------
            VARIABLE RATE DEMAND NOTES 4.6%
     5,500  Warner-Lambert Co.                                5,500

            Total Variable Rate Demand Notes (Cost $5,500)    5,500
                                                             ------

            Total Short-Term Investments (Cost $9,577)        9,577
                                                             ------

            Total Investments (Cost $103,874) 108.0%        130,341
                                                            -------

            Liabilities, less Other Assets (8.0)%           (9,708)
                                                            -------

            TOTAL NET ASSETS 100.0%                        $120,633
                                                           ========

      * Non-income producing

                     See notes to the financial statements.



MICROCAP FUND
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
  Portico Funds, Inc. (the "Company") was incorporated on February
15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The MicroCap Fund (the "Fund") is a separate, diversified investment portfolio of the Company. The Fund commenced operations on August 1, 1995. The objective of the MicroCap Fund is capital appreciation through investments in securities of small companies.

  The costs, in thousands, incurred in connection with the organization, initial registration and public offering of shares, aggregating $24, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

  The Company has issued two classes of Fund shares: Series A and Series Institutional. The Series A shares are subject to a 0.25% service organization fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 4% of the offering price or 4.16% of the net asset value. Each class of shares has identical rights and privileges except with respect to service organization fees paid by Series A shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available, and other assets are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to distribute substantially all of its taxable income to shareowners. The Fund intends to continue to so comply in future years.

c) Income and Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory, administration and certain shareowner organization fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

d) Distributions to Shareowners - Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared at least annually.

e) When-Issued Securities - The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash, cash equivalents, or other high-quality liquid securities in an amount at least equal to the amount of outstanding commitments for when-issued securities.

f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareowner transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent reporting and tax differences be reclassified.

3. CAPITAL SHARE TRANSACTIONS
  Transactions in capital shares for the Fund, in thousands, were as follows:

Year ended October 31, 1997:

                                 Series A             Series Institutional
                           --------------------       --------------------
                            Amount      Shares         Amount      Shares
                            ------      ------         ------      ------
Shares sold                $6,446          421        $22,484       1,468
Shares issued
  to owners in
  reinvestment
  of dividends              1,536          112          9,877         717
Shares redeemed           (2,209)        (146)        (5,872)       (371)
                          -------        -----        -------       -----
Net increase               $5,773          387        $26,489       1,814
                           ======          ===        =======       =====

Year ended October 31, 1996:


                                 Series A             Series Institutional
                           --------------------       --------------------
                            Amount      Shares         Amount      Shares
                            ------      ------         ------      ------
Shares sold                   $27            2            $47           3
Shares redeemed             (210)         (14)          (346)        (24)
                          -------        -----        -------       -----
Net decrease               $(183)         (12)         $(299)        (21)
                          =======        =====        =======       =====


4. INVESTMENT TRANSACTIONS
  Purchases and sales of securities for the period ended October 31, 1997 (excluding short-term investments), in thousands, aggregated $150,710 and $131,924, respectively.

  At October 31, 1997, gross unrealized appreciation and depreciation of investments for federal tax purposes, in thousands, were as follows:

Appreciation                                    $30,092
(Depreciation)                                  (3,637)
                                                -------
Net unrealized appreciation on investments      $26,455
                                                =======

At October 31, 1997, the cost of investments, in thousands, for federal income tax purposes was $103,886.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
  The Fund has entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.50% as applied to the Fund's daily net assets.

  Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

  The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1997, $68 of administration fees, in thousands, were voluntarily waived for the Fund.

  The Company has entered into Servicing Agreements with certain Service Organizations, including FIRMCO affiliates, for the Series A class of shares. The Service Organizations are entitled to receive fees from the Fund up to an annual rate of 0.25% of the average daily net asset value of the Series A Shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Fund Series A Shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Fund; and providing information periodically to customers showing their positions in Fund Series A shares. Service Organization fees, in thousands, incurred by the Fund aggregated $28 for the period ended October 31, 1997.

  Each director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Fund maintains its proportionate share of the Company's liability for deferred fees.

6. DISTRIBUTIONS
  On November 10, 1997, a distribution of approximately $1.67 per share, (including $1.57 taxable to shareowners as ordinary income dividends and $0.10 applicable to long-term gains), aggregating $11,413, in thousands, was paid by the Fund to shareowners of record on November 7, 1997, of both the Series A and Series Institutional Shares.




REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREOWNERS OF THE PORTICO MICROCAP FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico MicroCap Fund (one of the portfolios of Portico Funds, Inc. (the "Fund")) at October 31, 1997, the results of its operations for the year ended October 31, 1997, the changes in its net assets for the year ended October 31, 1997, and for the period from July 1, 1996 through October 31, 1996 and its financial highlights for the year ended October 31, 1997, and for each of the other periods indicated, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/S/ Price Waterhouse

Milwaukee, Wisconsin
December 9, 1997


-PORTICO FUNDS ARE AVAILABLE THROUGH:

 - the Portico Funds Center,

 - Investment Specialists who are registered representatives of Firstar Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,

 - and through selected shareholder organizations.

This report is authorized for distribution only when pre ceded or accompanied by a current prospectus.

                             TO OPEN AN ACCOUNT OR
                              REQUEST INFORMATION
                                 1-800-982-8909
                                 1-414-287-3710

                            FOR ACCOUNT BALANCES AND
                               INVESTOR SERVICES
                                 1-800-228-1024
                                 1-414-287-3808

                              PORTICO FUNDS CENTER
                            615 EAST MICHIGAN STREET
                                 P.O. Box 3011
                            Milwaukee, WI 53201-3011

                                                             FORM #40-0203 12/97